united states
                       securities and exchange commission
                             washington, d.c. 20549

                                   form n-csr

              certified shareholder report of registered management
                              investment companies

Investment Company Act file number  811-7987

Dean Family of Funds
                           (Exact name of registrant as specified in charter)

2480 Kettering Tower
Dayton OH,                                                    45423
         (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code:  800-327-3656

Date of fiscal year end:   3/31

Date of reporting period:  09/30/04

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

Item 1.  Reports to Stockholders.

                           DEAN INVESTMENT ASSOCIATES
-------------------------------------------------------------------------------
                                  DEAN FAMILY OF FUNDS


                              LARGE CAP VALUE FUND

                              SMALL CAP VALUE FUND

                                 BALANCED FUND

                               INTERNATIONAL FUND








                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

DEAN LARGE CAP VALUE FUND HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------
(Chart Omitted)
DEAN LARGE CAP VALUE FUND PORTFOLIO ANALYSIS AS OF SEPTEMBER 30, 2004 (1)

Money Market                           5.0%
Other Equities                         3.5%
Integrated Oils                        4.4%
Producer Durables                      4.4%
Materials & Processing                 4.8%
Auto & Transportation                  5.3%
Utilities                              5.3%
Health Care                            6.1%
Energy                                 7.2%
Consumer Staples                       7.3%
Technology                             8.3%
Consumer Discretionary                 9.9%
Financial Services                    28.5%

1 As a percent of total investments.

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

DEAN LARGE CAP VALUE FUND HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------
ACTUAL EXPENSES
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expense you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------- -------------------- -------------------------- --------------------------
   DEAN LARGE CAP VALUE FUND      BEGINNING ACCOUNT         ENDING ACCOUNT          EXPENSES PAID DURING
             CLASS A                      VALUE                  VALUE                     PERIOD*
                                      APRIL 1, 2004        SEPTEMBER 30, 2004          APRIL 1, 2004, -
                                                                                      SEPTEMBER 30, 2004
---------------------------------- -------------------- -------------------------- ---------------------------
Actual                                  $1,000.00               $1,028.50                    $9.41

---------------------------------- -------------------- -------------------------- --------------------------
Hypothetical                            $1,000.00               $1,015.79                    $9.35
(5% return before expenses)
---------------------------------- -------------------- -------------------------- --------------------------

*Expenses are equal to the Fund's annualized expense ratio of 1.85% for Class A, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period).

---------------------------------- -------------------- -------------------------- --------------------------
   DEAN LARGE CAP VALUE FUND        BEGINNING ACCOUNT        ENDING ACCOUNT          EXPENSES PAID DURING
             Class C                      VALUE                  VALUE                     PERIOD*
                                      APRIL 1, 2004        SEPTEMBER 30, 2004           APRIL 1, 2004 -
                                                                                      SEPTEMBER 30, 2004
---------------------------------- -------------------- -------------------------- --------------------------
Actual                                  $1,000.00               $1,024.80                   $13.20

---------------------------------- -------------------- -------------------------- --------------------------
Hypothetical                            $1,000.00               $1,012.03                   $13.11
(5% return before expenses)
---------------------------------- -------------------- -------------------------- --------------------------

*Expenses are equal to the Fund's annualized expense ratio of 2.60% for Class C, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period).

DEAN SMALL CAP VALUE FUND HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

(Chart Omitted)
DEAN SMALL CAP VALUE FUND PORTFOLIO ANALYSIS AS OF SEPTEMBER 30, 2004 (1)

Other Equities                         1.5%
Utilities                              1.3%
Energy                                 2.0%
Health Care                            3.1%
Consumer Staples                       4.0%
Auto & Transportation                  8.7%
Technology                             9.1%
Consumer Discretionary                14.9%
Financial Services                    16.1%
Producer Durables                     16.2%
Materials & Processing                23.0%

1 As a percent of total investments.

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

DEAN SMALL CAP VALUE FUND HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------- -------------------- -------------------------- --------------------------
   DEAN SMALL CAP VALUE FUND        BEGINNING ACCOUNT        ENDING ACCOUNT          EXPENSES PAID DURING
             Class A                      VALUE                  VALUE                    PERIOD*
                                      APRIL 1, 2004        SEPTEMBER 30, 2004           APRIL 1, 2004 -
                                                                                      SEPTEMBER 30, 2004
---------------------------------- -------------------- -------------------------- --------------------------
Actual                                  $1,000.00                $997.30                     $9.26

---------------------------------- -------------------- -------------------------- --------------------------
Hypothetical                            $1,000.00               $1,015.79                    $9.35
(5% return before expenses)
---------------------------------- -------------------- -------------------------- --------------------------

*Expenses are equal to the Fund's annualized expense ratio of 1.85% for Class A, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period).

---------------------------------- -------------------- -------------------------- --------------------------
   DEAN SMALL CAP VALUE FUND        BEGINNING ACCOUNT        ENDING ACCOUNT          EXPENSES PAID DURING
             Class C                      VALUE                   VALUE                    PERIOD*
                                      APRIL 1, 2004        SEPTEMBER 30, 2004          APRIL 1, 2004, -
                                                                                      SEPTEMBER 30, 2004
---------------------------------- -------------------- -------------------------- --------------------------
Actual                                  $1,000.00                $993.80                    $13.00

---------------------------------- -------------------- -------------------------- --------------------------
Hypothetical                            $1,000.00               $1,012.03                   $13.11
(5% return before expenses)
---------------------------------- -------------------- -------------------------- --------------------------

*Expenses are equal to the Fund's annualized expense ratio of 2.60% for Class C, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period).

DEAN BALANCED FUND HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

(Chart Omitted)
Dean BALANCED FUND PORTFOLIO ANALYSIS AS OF SEPTEMBER 30, 2004 (1)

Money Market                           1.1%
Other Equities                         2.5%
Integrated Oils                        2.3%
Materials & Processing                 3.5%
Producer Durables                      3.5%
Energy                                 3.7%
Auto & Transportation                  3.9%
Utilities                              4.0%
Consumer Staples                       4.9%
Health Care                            5.0%
Government Securities                  5.2%
Technology                             5.7%
Consumer Discretionary                 8.0%
Corporate Bonds                       10.3%
U.S. Treasury Notes                   14.2%
Financial Services                    22.2%

1 As a percent of total investments.

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
-------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

DEAM BALANCED FUND HOLDINGS (UNAUDITED)
-------------------------------------------------------------------------------

ACTUAL EXPENSES
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------- -------------------- -------------------------- --------------------------
       DEAN BALANCED FUND           BEGINNING ACCOUNT        ENDING ACCOUNT          EXPENSES PAID DURING
            CLASS A                       VALUE                   VALUE                     PERIOD*
                                      APRIL 1, 2004        SEPTEMBER 30, 2004          APRIL 1, 2004, -
                                                                                      SEPTEMBER 30, 2004
---------------------------------- -------------------- -------------------------- --------------------------
Actual                                  $1,000.00               $1,016.10                    $9.35

---------------------------------- -------------------- -------------------------- --------------------------
Hypothetical                            $1,000.00               $1,015.79                    $9.35
(5% return before expenses)
---------------------------------- -------------------- -------------------------- --------------------------

*Expenses are equal to the Fund's annualized expense ratio of 1.85% for Class A, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period).

---------------------------------- -------------------- -------------------------- --------------------------
      DEAN BALANCED FUND             BEGINNING ACCOUNT        ENDING ACCOUNT         EXPENSES PAID DURING
            CLASS C                       VALUE                   VALUE                    PERIOD*
                                      APRIL 1, 2004        SEPTEMBER 30, 2004           APRIL 1, 2004 -
                                                                                      SEPTEMBER 30, 2004
---------------------------------- -------------------- -------------------------- --------------------------
Actual                                  $1,000.00               $1,011.40                   $13.11

---------------------------------- -------------------- -------------------------- --------------------------
Hypothetical                            $1,000.00               $1,012.03                   $13.11
(5% return before expenses)
---------------------------------- -------------------- -------------------------- --------------------------

*Expenses are equal to the Fund's annualized expense ratio of 2.60% for Class C, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period).

DEAN INTERNATIONAL FUND HOLDINGS (UNAUDITED)
-------------------------------------------------------------------------------

(Chart Omitted)
DEAN INTERNATIONAL FUND PORTFOLIO ANALYSIS AS OF SEPTEMBER 30, 2004 (1)

Chile                                  0.4%
South Africa                           0.7%
Denmark                                0.9%
Mexico                                 0.9%
Portugal                               1.0%
Austria                                1.1%
Malaysia                               1.4%
Norway                                 1.5%
Australia                              1.7%
Taiwan                                 2.0%
Greece                                 2.2%
Belgium                                2.6%
Canada                                 2.8%
Indonesia                              3.0%
Thailand                               3.1%
Singapore                              3.3%
Italy                                  3.8%
Brazil                                 4.0%
Germany                                4.2%
Spain                                  4.3%
South Korea                            4.9%
Switzerland                            6.3%
France                                 8.8%
Japan                                 15.5%
United Kingdom                        19.6%

1 As a percent of total investments.

DEAN INTERNATIONAL FUND HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
-------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------- -------------------- -------------------------- --------------------------
      DEAN INTERNATIONAL FUND        BEGINNING ACCOUNT        ENDING ACCOUNT          EXPENSES PAID DURING
            CLASS A                        VALUE                   VALUE                     PERIOD*
                                      APRIL 1, 2004        SEPTEMBER 30, 2004          APRIL 1, 2004, -
                                                                                      SEPTEMBER 30, 2004
---------------------------------- -------------------- -------------------------- --------------------------
Actual                                  $1,000.00               $1,025.80                   $10.66

---------------------------------- -------------------- -------------------------- --------------------------
Hypothetical                            $1,000.00               $1,014.54                   $10.61
(5% return before expenses)
---------------------------------- -------------------- -------------------------- --------------------------

*Expenses are equal to the Fund's annualized expense ratio of 2.10% for Class A, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period).

---------------------------------- -------------------- -------------------------- --------------------------
    DEAN INTERNATIONAL FUND          BEGINNING ACCOUNT       ENDING ACCOUNT          EXPENSES PAID DURING
            CLASS C                        VALUE                  VALUE                     PERIOD*
                                      APRIL 1, 2004        SEPTEMBER 30, 2004           APRIL 1, 2004 -
                                                                                      SEPTEMBER 30, 2004
---------------------------------- -------------------- -------------------------- --------------------------
Actual                                  $1,000.00               $1,022.60                   $14.45

---------------------------------- -------------------- -------------------------- --------------------------
Hypothetical                            $1,000.00               $1,010.78                   $14.37
(5% return before expenses)
---------------------------------- -------------------- -------------------------- --------------------------

*Expenses are equal to the Fund's annualized expense ratio of 2.85% for Class C, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period).

DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

    SHARES          COMMON STOCKS - 94.60%                                                                   VALUE

                    Agents, Brokers & Services - 3.57%
          4,500     Hartford Financial Services Group, Inc.                                                    $ 278,685
                                                                                                       ------------------

                    Cable & Other Pay Services - 2.45%
          5,700     Viacom, Inc.                                                                                 191,292
                                                                                                       ------------------

                    Computer & Office Equipment - 3.51%
          3,200     International Business Machines Corp.                                                        274,368
                                                                                                       ------------------

                    Crude Petroleum & Natural Gas - 2.29%
          2,700     Anadarko Petroleum, Inc.                                                                     179,172
                                                                                                       ------------------

                    Drilling Oil & Gas Wells - 4.90%
         10,700     Transocean, Inc. *                                                                           382,846
                                                                                                       ------------------

                    Electronic & Other Electrical Equipment  - 3.44%
          8,000     General Electric Co.                                                                         268,640
                                                                                                       ------------------

                    Electronic Connectors - 1.92%
          4,900     Tyco International Ltd.                                                                      150,234
                                                                                                       ------------------

                    Federal & Federally Sponsored Credit Agencies - 4.06%
          5,000     Fannie Mae                                                                                   317,000
                                                                                                       ------------------

                    Finance Services - 2.21%
          3,500     Morgan Stanley                                                                               172,550
                                                                                                       ------------------

                    Fire, Marine & Casualty Insurance - 3.48%
          4,000     American International Group, Inc.                                                           271,960
                                                                                                       ------------------

                    Grain Mill Products - 2.59%
          4,500     General Mills, Inc.                                                                          202,050
                                                                                                       ------------------

                    Instruments for Measuring & Testing of Electricity & Electrical Signals - 2.49%
          9,000     Agilent Technologies, Inc. *                                                                 194,130
                                                                                                       ------------------

                    Insurance Agents, Brokers & Services - 2.05%
          3,500     Marsh & McLennan Companies, Inc.                                                             160,160
                                                                                                       ------------------

                    Millwood, Veneer, Plywood & Structural Wood Members - 2.12%
          4,800     Masco Corp.                                                                                  165,744
                                                                                                       ------------------
See accompanying notes which are an integral part of the financial statements.

DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2004 - (UNAUDITED)

    SHARES          COMMON STOCKS - 94.60% - CONTINUED                                                        VALUE

                    National Commercial Banks - 11.12%
          4,800     Bank of America Corp.                                                                      $ 207,984
          6,000     Citigroup, Inc.                                                                              264,720
          5,000     J.P. Morgan Chase & Co.                                                                      198,650
          2,800     SunTrust Banks, Inc.                                                                         197,148
                                                                                                       ------------------
                                                                                                                 868,502
                                                                                                       ------------------

                    Petroleum Refining - 4.42%
          6,000     BP, PLC-SPONS ADR (a)                                                                        345,180
                                                                                                       ------------------

                    Pharmaceutical Preparations - 3.14%
          8,000     Pfizer, Inc.                                                                                 244,800
                                                                                                       ------------------

                    Radio & TV Broadcasting & Communication Equipment - 2.31%
         10,000     Motorola, Inc.                                                                               180,400
                                                                                                       ------------------

                    Radiotelephone Communications - 5.29%
          3,000     Dominion Resources, Inc.                                                                     195,750
          9,000     Vodafone Group PLC-SP ADR (a)                                                                216,990
                                                                                                       ------------------
                                                                                                                 412,740
                                                                                                       ------------------

                    Railroads, Line-Hauling - 5.28%
          4,000     Norfolk Southern                                                                             118,960
          5,000     Union Pacific Corp.                                                                          293,000
                                                                                                       ------------------
                                                                                                                 411,960
                                                                                                       ------------------

                    Retail-Building Materials, Hardware, Garden Supply - 2.65%
          4,700     The Sherwin-Williams Co.                                                                     206,612
                                                                                                       ------------------

                    Retail-Department Stores - 2.33%
          4,000     Federated Department Stores                                                                  181,720
                                                                                                       ------------------

                    Retail-Drug Stores & Proprietary Stores - 4.59%
          8,500     CVS Corp.                                                                                    358,105
                                                                                                       ------------------

                    Retail-Family Clothing Stores - 3.11%
         11,000     TJX Companies, Inc.                                                                          242,440
                                                                                                       ------------------

                    Retail-Lumber & Other Building Materials Dealers - 2.01%
          4,000     Home Depot, Inc.                                                                             156,800
                                                                                                       ------------------

                    Semiconductors & Related Devices - 2.45%
          9,000     Texas Instruments, Inc.                                                                      191,520
                                                                                                       ------------------
See accompanying notes which are an integral part of the financial statements.

DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2004 - (UNAUDITED)

    SHARES          COMMON STOCKS - 94.60% - CONTINUED                                                     VALUE

                    Services - Health Services - 2.96%
          2,200     Wellpoint Health Network, Inc.*                                                        $     231,198
                                                                                                       ------------------

                    State Commercial Banks - 1.86%
          3,400     State Street Corp.                                                                           145,214
                                                                                                       ------------------

                    TOTAL COMMON STOCKS (Cost $6,699,810)                                                   $  7,386,022
                                                                                                       ------------------

    SHARES          MONEY MARKET SECURITIES - 4.94%                                                          VALUE
        385,901     First American Treasury Obligation Fund, Class S                                        $    385,901
                                                                                                       ------------------

                    TOTAL MONEY MARKET SECURITIES (Cost $385,901)                                           $    385,901
                                                                                                       ------------------

                    TOTAL INVESTMENTS (Cost $7,085,711) - 99.54%                                            $  7,771,923
                                                                                                       ------------------

                    Other assets less liabilities - 0.46%                                                         35,936
                                                                                                       ------------------

                    TOTAL NET ASSETS - 100.00%                                                              $  7,807,859
                                                                                                       ==================


* Non-income producing securities.
 (a)  American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.

See accompanying notes which are an integral part of the financial statements.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

    SHARES         COMMON STOCKS - 100.08%                                                                    VALUE

                   Agriculture Chemicals - 1.79%
         4,500     Scotts Co. (The) *                                                                            $ 288,675
                                                                                                       --------------------

                   Air Transportation - 3.40%
        35,000     Continental Airlines, Inc. *                                                                    298,200
        25,000     Airtran Holdings, Inc. *                                                                        249,000
                                                                                                       --------------------
                                                                                                                   547,200
                                                                                                       --------------------

                   Apparel & Other Finished Products of Fabric & Similar Materials  - 1.57%
        40,000     Playtex Products, Inc. *                                                                        252,000
                                                                                                       --------------------

                   Ball & Roller Bearings  - 2.60%
        17,000     Timken Co.                                                                                      418,540
                                                                                                       --------------------

                   Cookies & Crackers - 1.87%
         7,000     J & J Snack Foods Corp. *                                                                       300,160
                                                                                                       --------------------

                   Draining & Insulating of Nonferrous Wire - 1.67%
        22,000     Andrew Corp *                                                                                   269,280
                                                                                                       --------------------

                   Drilling Oil & Gas Wells - 1.97%
        12,000     Rowan Co., Inc. *                                                                               316,800
                                                                                                       --------------------

                   Electronic Components & Accessories - 1.28%
        16,000     Vishay Intertechnology, Inc. *                                                                  206,400
                                                                                                       --------------------

                   Electrical Work - 1.99%
         8,500     EMCOR Group, Inc. *                                                                             319,770
                                                                                                       --------------------

                   Fabricated Rubber Products - 1.52%
        18,000     Gencorp, Inc.                                                                                   243,900
                                                                                                       --------------------

                   Farm Machinery & Equipment - 1.97%
        14,000     AGCO Corp. *                                                                                    316,680
                                                                                                       --------------------

                   Fire, Marine & Casualty Insurance - 1.80%
        14,000     Harleysville Group, Inc.                                                                        289,240
                                                                                                       --------------------

                   Footwear - 2.59%
         7,000     Brown Shoe Co., Inc.                                                                            175,420
        12,500     K-Swiss, Inc.                                                                                   240,625
                                                                                                       --------------------
                                                                                                                   416,045
See accompanying notes which are an integral part of the financial statements.                         --------------------

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 - (UNAUDITED)

    SHARES         COMMON STOCKS - 100.08% - CONTINUED                                                        VALUE

                   Gold & Silver Ores - 1.48%
        50,000     Coeur D' Alene *                                                                              $ 237,000
                                                                                                       --------------------

                   Heating Equipment, except Electric & Warm Air, & Plumbing Fixtures - 2.31%
        40,000     Jacuzzi Brands, Inc. *                                                                          372,000
                                                                                                       --------------------

                   Industrial Trucks, Tractors, Trailors & Stackers - 2.70%
        10,000     Terex Corp. *                                                                                   434,000
                                                                                                       --------------------

                   Leisure Durables & Toys - 0.85%
        13,000     Callaway Golf, Inc.                                                                             137,410
                                                                                                       --------------------

                   Life Insurance - 1.00%
         4,000     Delphi Financial Group, Inc.                                                                    160,680
                                                                                                       --------------------

                   Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.90%
        12,000     Quiksilver, Inc. *                                                                              305,040
                                                                                                       --------------------

                   Miscellaneous Chemical Products - 2.13%
        24,000     Hercules, Inc. *                                                                                342,000
                                                                                                       --------------------

                   Miscellaneous Electrical Machinery, Equipment & Supplies - 1.64%
        10,000     Rayovac Corp. *                                                                                 263,500
                                                                                                       --------------------

                   Miscellaneous Plastics Products - 1.72%
        11,000     Spartech Corp.                                                                                  276,100
                                                                                                       --------------------

                   Motor Vehicle Parts & Accessories - 1.68%
         9,000     Superior Industries International, Inc.                                                         269,550
                                                                                                       --------------------

                   National Commercial Banks - 2.81%
        11,000     First Community Bancorp                                                                         451,000
                                                                                                       --------------------

                   Natural Gas & Transmission & Distribution - 1.30%
         8,000     Oneok, Inc.                                                                                     208,160
                                                                                                       --------------------

                   Office Machines - 2.39%
        18,000     Nam Tai Electronics, Inc.                                                                       384,300
                                                                                                       --------------------

                   Oil & Gas Field Machinery & Equipment - 1.42%
        14,000     Gulfmark Offshore, Inc.                                                                         228,620
                                                                                                       --------------------
See accompanying notes which are an integral part of the financial statements.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 - (UNAUDITED)

    SHARES         COMMON STOCKS - 100.08% - CONTINUED                                                       VALUE

                   Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.05%
        15,000     STERIS Corp. *                                                                                $ 329,100
                                                                                                       --------------------

                   Paperboard Containers & Boxes - 1.31%
         5,000     Greif, Inc. Cl A                                                                                210,750
                                                                                                       --------------------

                   Paper Mills - 1.54%
        20,000     Glatfelter                                                                                      247,800
                                                                                                       --------------------

                   Plastic Mail, Synthetic Resin/Rubber, Cellulose  - 1.48%
        25,000     Crompton Corp.                                                                                  237,250
                                                                                                       --------------------

                   Pulp Mills - 1.10%
        10,000     Pope & Talbot Inc.                                                                              176,000
                                                                                                       --------------------

                   Radio Broadcasting Stations - 1.36%
        17,000     Citadel Broadcasting Corp. *                                                                    217,940
                                                                                                       --------------------

                   Radio & TV Broadcasting & Communications Equipment - 1.43%
         8,500     Comtech Telecommunications *                                                                    230,350
                                                                                                       --------------------

                   Retail-Department Stores - 1.68%
         4,700     Neiman Marcus Group, Inc. Cl A                                                                  270,250
                                                                                                       --------------------

                   Retail-Grocery Stores - 2.11%
         2,000     Arden Group, Inc.                                                                               170,000
         5,000     Weis Markets, Inc.                                                                              169,400
                                                                                                       --------------------
                                                                                                                   339,400
                                                                                                       --------------------

                   Retail-Miscellaneous Shopping Goods Stores - 1.84%
         8,000     Barnes & Noble, Inc.*                                                                           296,000
                                                                                                       --------------------

                   Rolling, Drawing & Extruding of Nonferrous Metals - 1.13%
        10,000     Tredegar Corp.                                                                                  182,000
                                                                                                       --------------------

                   Savings Institution, Federally Chartered - 2.09%
        11,500     BankUnited Financial Corp. *                                                                    335,225
                                                                                                       --------------------

                   Semiconductors & Related Devices - 4.97%
        20,500     Photronics, Inc. *                                                                              340,710
         8,000     Qlogic Corp.                                                                                    236,880
        14,000     Zoran Corp. *                                                                                   220,080
                                                                                                       --------------------
                                                                                                                   797,670
                                                                                                       --------------------
See accompanying notes which are an integral part of the financial statements.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 - (UNAUDITED)

    SHARES         COMMON STOCKS - 100.08% - CONTINUED                                                        VALUE

                   Services - Computer Programming, Data Processing, Etc.  - 1.02%
        12,000     Per-Se Technologies, Inc. *                                                               $     164,640
                                                                                                       --------------------

                   Services - Prepackaged Software - 3.57%
        25,000     Mapics, Inc. *                                                                                  226,250
        10,000     SS&C Technologies, Inc.                                                                         195,300
        11,000     Sybase, Inc. *                                                                                  151,690
                                                                                                       --------------------
                                                                                                                   573,240
                                                                                                       --------------------

                   Services - Video Tape Rental - 1.75%
        16,000     Movie Gallery, Inc.                                                                             280,480
                                                                                                       --------------------

                   Special Industry Machinery - 1.61%
         9,000     Cymer, Inc.                                                                                     257,940
                                                                                                       --------------------

                   State Commercial Bank - 6.88%
        10,000     Cathay General Bancorp                                                                          371,900
        12,000     Central Pacific Financial Corp.                                                                 330,240
        30,000     Sterling Bancshares Corp.                                                                       403,500
                                                                                                       --------------------
                                                                                                                 1,105,640
                                                                                                       --------------------

                   Steel Pipe & Tubes - 2.49%
        13,000     Maverick Tube Corp. *                                                                           400,530
                                                                                                       --------------------

                   Surety Insurance - 1.55%
         4,500     Triad Guaranty, Inc. *                                                                          249,660
                                                                                                       --------------------

                   Television Broadcasting Stations - 1.41%
        19,000     Gray Television, Inc. Cl A                                                                      226,100
                                                                                                       --------------------

                   Water Transportation - 2.23%
        11,000     Tidewater, Inc.                                                                                 358,050
                                                                                                       --------------------

                   Wholesale-Electronic Parts & Equipment - 2.10%
        20,000     Audiovox Corp., Cl A *                                                                           336,800
                                                                                                       --------------------

                   TOTAL COMMON STOCKS (Cost $14,463,122)                                                   $   16,076,865
                                                                                                       --------------------

    SHARES         MONEY MARKET SECURITES - 0.11%                                                             VALUE
    18,432         First American Treasury Obligation Fund - Class A                                        $       18,432
                                                                                                       --------------------

                   TOTAL MONEY MARKET SECURITIES (Cost $18,432)                                             $       18,432
                                                                                                       --------------------

See accompanying notes which are an integral part of the financial statements.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 - (UNAUDITED)

                                                                                                              VALUE

                   TOTAL INVESTMENTS (Cost $14,481,554) - 100.19%                                             $ 16,095,297
                                                                                                       --------------------

                   Liabilities in excess of cash and other assets - (0.19)%                                        (30,757)
                                                                                                       --------------------

                   TOTAL NET ASSETS - 100.00%                                                                 $ 16,064,540
                                                                                                       ====================


* Non-income producing securities.

See accompanying notes which are an integral part of the financial statements.

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

    SHARES          COMMON STOCKS - 69.07%                                                                     VALUE

                    Agents, Brokers & Services - 3.41%
          4,500     Hartford Financial Services Group, Inc.                                                      $ 278,685
                                                                                                          -----------------

                    Cable & Other Pay Television Services - 1.52%
          3,700     Viacom, Inc.                                                                                   124,172
                                                                                                          -----------------

                    Computer & Office Equipment - 2.18%
          2,075     International Business Machines Corp.                                                          177,911
                                                                                                          -----------------

                    Crude Petroleum & Natural Gas - 1.46%
          1,800     Anadarko Petroleum, Inc.                                                                       119,448
                                                                                                          -----------------

                    Drilling Oil & Gas Wells - 2.27%
          5,200     Transocean, Inc. *                                                                             186,056
                                                                                                          -----------------

                    Electronic & Other Electrical Equipment  - 2.46%
          6,000     General Electric Co.                                                                           201,480
                                                                                                          -----------------

                    Electronic Connectors - 1.95%
          5,193     Tyco International Ltd.                                                                        159,217
                                                                                                          -----------------

                    Federal & Federally Sponsored Credit Agencies - 2.56%
          3,300     Fannie Mae                                                                                     209,220
                                                                                                          -----------------

                    Finance Services - 1.99%
          3,300     Morgan Stanley                                                                                 162,690
                                                                                                          -----------------

                    Fire, Marine & Casualty Insurance - 3.08%
          3,700     American International Group, Inc.                                                             251,563
                                                                                                          -----------------

                    Grain Mill Products - 2.20%
          4,000     General Mills, Inc.                                                                            179,600
                                                                                                          -----------------

                    Instruments for Measuring & Testing Electricity & Electrical Signals- 1.58%
          6,000     Agilent Technologies, Inc. *                                                                   129,420
                                                                                                          -----------------

                    Insurance Agents, Brokers & Services - 1.90%
          3,400     Marsh & McLennan Companies, Inc.                                                               155,584
                                                                                                          -----------------

                    Millwood, Veneer, Plywood & Structural Wood Members - 1.31%
          3,100     Masco Corp.                                                                                    107,043
                                                                                                          -----------------
See accompanying notes which are an integral part of the financial statements.

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 - (UNAUDITED)

    SHARES          COMMON STOCKS - 69.07% - CONTINUED                                                         VALUE

                    National Commercial Banks - 8.09%
          3,400     Bank of America Corp.                                                                        $ 147,322
          4,700     Citigroup, Inc.                                                                                207,364
          4,350     J.P. Morgan Chase & Co.                                                                        172,825
          1,900     SunTrust Banks, Inc.                                                                           133,779
                                                                                                          -----------------
                                                                                                                   661,290
                                                                                                          -----------------

                    Petroleum Refining - 2.32%
          3,300     BP, PLC-SPONS ADR (a)                                                                          189,849
                                                                                                          -----------------

                    Pharmaceutical Preparations - 2.39%
          6,400     Pfizer, Inc.                                                                                   195,840
                                                                                                          -----------------

                    Radio & TV Broadcasting & Communication Equipment - 1.98%
          9,000     Motorola, Inc.                                                                                 162,360
                                                                                                          -----------------

                    Radiotelephone Communications - 3.99%
          3,000     Dominion Resources, Inc.                                                                       195,750
          5,400     Vodafone Group PLC-SP ADR (a)                                                                  130,194
                                                                                                          -----------------
                                                                                                                   325,944
                                                                                                          -----------------

                    Railroads, Line-Hauling - 3.89%
          4,400     Norfolk Southern                                                                               130,856
          3,200     Union Pacific Corp.                                                                            187,520
                                                                                                          -----------------
                                                                                                                   318,376
                                                                                                          -----------------

                    Retail-Building Materials, Hardware, Garden Supply - 2.15%
          4,000     The Sherwin-Williams Co.                                                                       175,840
                                                                                                          -----------------

                    Retail-Department Stores - 1.67%
          3,000     Federated Department Stores                                                                    136,290
                                                                                                          -----------------

                    Retail-Drug Stores & Proprietary Stores - 2.68%
          5,200     CVS Corp.                                                                                      219,076
                                                                                                          -----------------

                    Retail-Family Clothing Stores - 1.89%
          7,000     TJX Companies, Inc.                                                                            154,280
                                                                                                          -----------------

                    Retail-Lumber & Other Building Materials Dealers - 2.87%
          6,000     Home Depot, Inc.                                                                               235,200
                                                                                                          -----------------

                    Semiconductors & Related Devices - 1.56%
          6,000     Texas Instruments, Inc.                                                                        127,680
                                                                                                          -----------------

See accompanying notes which are an integral part of the financial statements.

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 - (UNAUDITED)

    SHARES          COMMON STOCKS - 69.07% - CONTINUED                                                         VALUE

                    Services - Health Services - 2.57%
          2,000     Wellpoint Health Network, Inc. *                                                           $    210,180
                                                                                                          -----------------

                    State Commercial Banks - 1.15%
          2,200     State Street Corp.                                                                              93,962
                                                                                                          -----------------

                    TOTAL COMMON STOCKS (Cost $5,102,579)                                                     $  5,648,256
                                                                                                          -----------------

   Principal
     Value          FIXED INCOME OBLIGATIONS - 29.58%                                                           VALUE

      $ 150,000     Bank of America Corp., 7.400%, 01/15/11                                                    $   175,041
        150,000     Commercial Credit Co., 6.625%, 06/01/15                                                        168,298
        150,000     Cox Radio, Inc., 6.375%, 05/15/05                                                              152,777
        200,000     Fannie Mae, 7.125%, 03/15/07                                                                   219,505
        200,000     Fannie Mae, 5.75%, 06/15/05                                                                    204,923
        300,000     New Plan Excel, 7.40%, 09/15/09                                                                341,161
        300,000     U.S. Treasury Notes, 6.500%, 05/15/05                                                          308,251
        200,000     U.S. Treasury Notes, 6.00%, 08/15/09                                                           223,640
        300,000     U.S. Treasury Notes, 6.125%, 08/15/07                                                          326,988
        300,000     U.S. Treasury Notes, 1.875%, 01/31/06                                                          298,312
                                                                                                          -----------------

                    TOTAL FIXED INCOME OBLIGATIONS (Cost $2,346,425)                                           $ 2,418,896
                                                                                                          -----------------



     SHARES         MONEY MARKET SECURITIES - 1.10%                                                             VALUE
       90,216       First American Treasury Obligation Funds - Class A                                         $    90,216
                                                                                                          -----------------

                    TOTAL MONEY MARKET SECURITIES (Cost $90,216)                                               $    90,216
                                                                                                          -----------------

                    TOTAL INVESTMENTS (Cost $7,539,220) - 99.75%                                               $ 8,157,368
                                                                                                          -----------------

                    Other assets less liabilities - 0.25%                                                           20,144
                                                                                                          -----------------

                    TOTAL NET ASSETS - 100.00%                                                                 $ 8,177,512
                                                                                                          =================


* Non-income producing securities.
 (a)  American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.

See accompanying notes which are an integral part of the financial statements.

 DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 - (UNAUDITED)

       SHARES           COMMON STOCKS - 97.72%                                                                 VALUE

                        Australia - 1.64%
             3,505      Commonwealth Bank of Australia                                                    $          76,645
            32,100      WMC Resources Limited                                                                       124,624
                                                                                                         ------------------
                                                                                                                    201,269
                                                                                                         ------------------

                        Austria - 1.03%
             3,044      Erste Bank der Oesterreichischen Sparkassen AG *                                            126,644
                                                                                                         ------------------

                        Belgium - 2.60%
             4,380      Belgacom *                                                                                  156,879
             2,500      KBC Bankverzekeringsholding                                                                 162,692
                                                                                                         ------------------
                                                                                                                    319,571
                                                                                                         ------------------

                        Brazil - 3.61%
              1,000     All America Latina Logist-PR *                                                              20,462
              1,350     Aracruz Celulose S.A. Sponsored ADR (a)                                                     44,712
              2,230     Brasil Telecom Participacoes S.A. ADR (a)                                                   72,252
              3,840     CIA Vale Do Rio Doce-SP ADR (a)                                                             73,920
              1,770     CIA Vale Do Rio Doce-Pref A                                                                 34,094
              4,700     Natura Cosmeticos S.A.                                                                      95,019
              3,250     Petroleo Brasileiros ADR (a)                                                               103,740
                                                                                                         ------------------
                                                                                                                   444,199
                                                                                                         ------------------

                        Canada - 2.35%
              2,862     Inco Ltd. *                                                                                111,712
             30,200     Oncolytics Biotech, Inc. *                                                                 177,058
                                                                                                         ------------------
                                                                                                                   288,770
                                                                                                         ------------------

                        Chile - 0.39%
              1,800     Corpbanca ADR (a) *                                                                         48,326
                                                                                                         ------------------

                        Denmark - 0.89%
              2,330     Carlsberg AS-B *                                                                           108,886
                                                                                                         ------------------

                        France - 8.63%
              6,848     Arcelor NPV                                                                                126,550
              1,890     BNP Paribas                                                                                122,057
              6,671     France Telecom                                                                             166,195
              1,330     LaFarge, S.A. *                                                                            116,367
              2,550     Sanofi-Aventis *                                                                           184,948
                922     Total Fina Elf S.A. *                                                                      187,789
              1,370     Vinci S.A. *                                                                               157,638
                                                                                                         ------------------
                                                                                                                 1,061,544
See accompanying notes which are an integral part of the financial statements.                           -------------------
DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 - (UNAUDITED)

       SHARES           COMMON STOCKS - 97.72% - CONTINUED                                                     VALUE

                        Germany - 4.12%
              2,340     BASF AG *                                                                                $ 137,459
              1,962     Celesio AG                                                                                 133,529
              1,650     Deutsche Boerse AG *                                                                        83,504
              3,900     Deutsche Postbank AG *                                                                     151,699
                                                                                                         ------------------
                                                                                                                   506,191
                                                                                                         ------------------

                        Greece - 2.20%
              6,600     EFG Eurobank Ergasias *                                                                     154,918
              4,670     Public Power Corp.                                                                          115,764
                                                                                                         ------------------
                                                                                                                    270,682
                                                                                                         ------------------

                        Indonesia - 2.99%
            810,000     Bank Central Asia                                                                           176,856
            286,500     HM Sampoerna Tbk PT                                                                         190,791
                                                                                                         ------------------
                                                                                                                    367,647
                                                                                                         ------------------

                        Italy - 3.76%
              3,200     Assicurazioni Generali *                                                                    87,948
             11,700     Enel S.p.A.                                                                                 95,611
              3,140     Eni S.p.A.                                                                                  70,350
             19,750     Snam Rete Gas S.p.A.                                                                        95,414
             49,433     Telecom Italia S.p.A.                                                                      113,269
                                                                                                         ------------------
                                                                                                                   462,592
                                                                                                         ------------------

                        Japan - 15.24%
              2,110     ACOM Co., Ltd.                                                                             130,565
              5,000     Bridgestone Corp. *                                                                         92,773
             15,000     Hitachi Ltd. *                                                                              90,641
                 23     Japan Retail Fund                                                                          172,163
              3,400     JFE Holdings Inc. *                                                                         96,865
              3,000     Lawson Corp.                                                                               103,979
              2,500     Matsui Securities Co., Ltd. *                                                               62,718
              1,800     NEC Electronics Corp.                                                                       91,948
                 19     Nippon Building Fund, Inc.                                                                 149,462
             20,000     Nippon Yusen Kabushiki Kaisha                                                              103,434
             11,100     Nissan Motor Co. Ltd.                                                                      120,855
                 51     NTT Docomo Inc. *                                                                           86,531
              1,400     Promise Co. Ltd.                                                                            91,585
              2,600     Shin-Etsu Chemical Co.                                                                      93,417
              6,000     JS Group Corp.                                                                             109,695
              5,200     Toyota Motor Corp.                                                                         199,102
                 20     West Japan Railway Co.                                                                      78,029
                                                                                                         ------------------
                                                                                                                 1,873,762
                                                                                                         ------------------
See accompanying notes which are an integral part of the financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 - (UNAUDITED)

       SHARES           COMMON STOCKS - 97.72% - CONTINUED                                                     VALUE


                        Malaysia - 1.39%
             66,700     Astro All Asia Networks PLC *                                                             $ 85,657
             29,000     Malayan Banking Berhad *                                                                    83,947
                                                                                                         ------------------
                                                                                                                   169,604

                        Mexico - 0.84%
              5,000     Desarrolladora Homtex-ADR * (a)                                                            103,250
                                                                                                         ------------------

                        Norway - 1.48%
              2,490     Norsk Hydro A.S.                                                                           181,252
                                                                                                         ------------------

                        Portugal - 1.00%
             42,280     Electricidade De Portugal SA                                                               123,396
                                                                                                         ------------------

                        Singapore - 3.25%
            128,000     Mobileone Ord                                                                              119,363
            146,000     Singapore Post Ltd.                                                                         69,375
             74,750     Singapore Press Holdings                                                                   210,451
                                                                                                         ------------------
                                                                                                                   399,189
                                                                                                         ------------------

                        South Africa - 0.71%
             18,300     MTN Group Limited                                                                           87,105
                                                                                                         ------------------

                        South Korea - 4.84%
              2,040     Hyundai Motor Co. *                                                                         94,072
              6,830     KT&G Corp. - 144A GDR * (b)                                                                 90,497
              4,770     KT&G Corp. *                                                                               126,137
                295     Samsung Electronics Co., Ltd.                                                              117,334
                240     Samsung Electronics Co., Ltd. GDR (b)                                                       47,520
                450     Shinsegae Co., Ltd. *                                                                      119,779
                                                                                                         ------------------
                                                                                                                   595,339
                                                                                                         ------------------

                        Spain - 4.21%
              7,565     Abertis Infraestructuras S.A.                                                              141,210
              1,550     Acciona S. A.                                                                               99,233
              4,900     Altadis S.A. *                                                                             166,741
              5,301     Iberdrola, S.A. *                                                                          109,944
                                                                                                         ------------------
                                                                                                                   517,128
                                                                                                         ------------------

                        Switzerland - 6.23%
                627     Nestle S.A.                                                                                143,607
              3,779     Novartis AG *                                                                              176,133
              2,673     Roche Holdings AG Genusscheine                                                             276,141
              2,422     UBS AG                                                                                     170,492
                                                                                                         ------------------
                                                                                                                   766,373
                                                                                                         ------------------
See accompanying notes which are an integral part of the financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 - (UNAUDITED)

       SHARES           COMMON STOCKS - 97.72% - CONTINUED                                                     VALUE

                        Taiwan - 1.92%
              6,831     China Steel-GDR (b)                                                                  $     131,770
             20,896     Compal Electronics                                                                         104,482
                                                                                                         ------------------
                                                                                                                   236,252
                                                                                                         ------------------

                        Thailand - 3.09%
             51,500     Advanced Info Service, Plc.                                                                129,294
            440,100     Bank of Ayudhya Public Company *                                                           111,552
             21,700     Siam Cement Co.                                                                            139,341
                                                                                                         ------------------
                                                                                                                   380,187
                                                                                                         ------------------

                        United Kingdom - 19.46%
              3,709     Astrazeneca Ord *                                                                          152,025
             14,200     Admiral Group PLC *                                                                         74,007
             17,000     BHP Billiton PLC *                                                                         178,891
             24,472     Centrica PLC                                                                               111,156
             20,000     EGG PLC *                                                                                   34,021
              7,242     Glaxosmithkline *                                                                          156,084
             11,557     GUS PLC *                                                                                  188,225
             17,300     HSBC Holdings Ord *                                                                        274,558
              6,200     Imperial Tobacco Group PLC                                                                 135,085
             18,600     National Grid Transco PLC                                                                  156,935
             61,959     Shell Transport & Trading                                                                  454,658
              5,400     Standard Chartered PLC *                                                                    92,687
             17,200     Tesco PLC                                                                                   88,786
            116,434     Vodafone Group *                                                                           278,654
                                                                                                         ------------------
                                                                                                                 2,375,772
                                                                                                         ------------------

                        TOTAL COMMON STOCKS (Cost $10,286,750)                                               $  12,014,930
                                                                                                         ------------------

       SHARES           PREFERRED STOCKS - 0.32%                                                               VALUE

                        Brazil - 0.32%
             12,064     Aracruz Celulose S.A. - Class B (Cost $23,727)                                        $ 39,707
                                                                                                         ------------------

       SHARES           WARRANTS - 0.37%                                                                       VALUE

                        Canada - 0.37%
             16,821     Oncolytics Biotech, Inc. expiring 2/21/2005 (Cost $0)                                 $     45,455
              9,200     Oncolytics Biotech, Inc. expiring 10/7/2005(Cost $209)                                           -
                                                                                                         ------------------
                                                                                                              $     45,455
                                                                                                         ------------------

See accompanying notes which are an integral part of the financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 - (UNAUDITED)

                         TOTAL INVESTMENTS (Cost $10,310,686) - 98.41%                                        $ 12,100,092
                                                                                                         ------------------

                         Cash and other assets less liabilities - 1.59%                                            195,906
                                                                                                         ------------------

                         TOTAL NET ASSETS - 100.00%                                                           $ 12,295,998
                                                                                                         ==================

  *    Non-income producing securities.
 (a)  American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
 (b)  Global Depositary Receipt - A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

See accompanying notes which are an integral part of the financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 - (UNAUDITED)
 DIVERSIFICATION OF ASSETS:
                                                                                                           PERCENTAGE OF
                                                                                                             NET ASSETS
                                                                                                           --------------
 Auto Manufacturer                                                                                             3.37%
 Banking                                                                                                      14.26%
 Building Materials                                                                                            5.06%
 Chemicals                                                                                                     1.88%
 Communications                                                                                                5.70%
 Electronics                                                                                                   2.97%
 Financial Services                                                                                            3.27%
 Food & Beverages                                                                                              2.78%
 Insurance                                                                                                     1.32%
 Media                                                                                                         2.41%
 Mining and Metals                                                                                             4.26%
 Oil & Natural Gas                                                                                             8.11%
 Paper and Forest Products                                                                                     0.69%
 Personal Care                                                                                                 0.77%
 Pharmaceutical                                                                                               10.58%
 Real Estate Investment Trust                                                                                  3.45%
 Retail                                                                                                        3.35%
 Iron & Steel                                                                                                  2.89%
 Tobacco Products                                                                                              5.77%
 Transportation                                                                                                4.13%
 Utilities                                                                                                     9.04%
 Other                                                                                                         2.35%
                                                                                                         ------------------
 Total                                                                                                        98.41%
 Other assets less liabilities                                                                                 1.59%
                                                                                                         ------------------
 Grand Total                                                                                                 100.00%
                                                                                                         ------------------

See accompanying notes which are an integral part of the financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF ASSETS & LIABILITIES
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   LARGE CAP      SMALL CAP        BALANCED      INTERNATIONAL
                                                                  VALUE FUND      VALUE FUND         FUND            FUND
                                                                ---------------------------------------------------------------

ASSETS
Investment in securities: (Notes 2,5,6 & 7)
  At cost                                                         $ 7,085,711    $ 14,481,554     $ 7,539,220      $10,310,686
                                                                ==============  ==============   =============   ==============
  At value                                                        $ 7,771,923    $ 16,095,297     $ 8,157,368      $12,100,092
Cash denominated in foreign currency (Cost $42,663) (Note 6)                -               -               -           44,157
Dividends and interest receivable (Note 2 & 6)                          6,517           6,517          31,404           37,953
Receivable for securities sold                                              -         298,560               -           10,384
Receivable for capital shares sold                                     51,604             912          17,013          261,641
Net unrealized appreciation on forward foreign
  currency exchange contracts (Note 8)                                      -               -               -           18,951
Receivable from advisor (Note 4)                                        1,483               -           5,805                -
Prepaid expenses                                                       11,742           9,056           9,475            8,734
                                                                --------------  --------------   -------------   --------------
   TOTAL ASSETS                                                     7,843,269      16,410,342       8,221,065       12,481,912
                                                                --------------  --------------   -------------   --------------

LIABILITIES
Payable to custodian                                                        -              26              62           16,733
Payable for securities purchased                                            -         294,066               -           91,297
Payable to trustees                                                       515             744             987            1,979
Payable for capital shares redeemed                                     5,527          12,871               -                -
Payable to adviser (Note 4)                                                 -          10,956               -           27,317
Other liabilities                                                      29,368          27,139          42,504           48,588
                                                                --------------  --------------   -------------   --------------
   TOTAL LIABILITIES                                                   35,410         345,802          43,553          185,914
                                                                --------------  --------------   -------------   --------------

NET ASSETS                                                        $ 7,807,859    $ 16,064,540     $ 8,177,512      $12,295,998
                                                                ==============  ==============   =============   ==============

Net assets consist of:
Paid in capital                                                  $ 11,371,755    $ 12,504,180     $ 9,498,077      $14,924,356
Accumulated undistributed net investment income (loss)                 (4,514)         12,076          (2,126)          53,926
Accumulated net realized gains (losses) from security
  transactions                                                     (4,245,594)      1,934,541      (1,936,587)      (4,492,135)
Net unrealized appreciation (depreciation)
  on investments (Note 2)                                             686,212       1,613,743         618,148        1,789,406
Net unrealized appreciation (depreciation) on translation
  of assets and liabilities in foreign currencies (Note 6)                  -               -               -           20,445
                                                                --------------  --------------   -------------   --------------

NET ASSETS                                                        $ 7,807,859    $ 16,064,540     $ 8,177,512      $12,295,998
                                                                ==============  ==============   =============   ==============

See accompanying notes which are an integral part of the financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)                    LARGE CAP      SMALL CAP        BALANCED      INTERNATIONAL
SEPTEMBER 30, 2004 (UNAUDITED)                                    VALUE FUND     VALUE FUND         FUND            FUND
                                                                ---------------------------------------------------------------


PRICING OF CLASS A SHARES
Net assets applicable to Class A shares                           $ 7,194,203    $ 15,524,840     $ 7,694,034      $11,436,098
                                                                ==============  ==============   =============   ==============

Shares of beneficial interest outstanding (unlimited
  numbers of shares authorized)                                       739,172       1,043,731         806,869        1,065,619
                                                                ==============  ==============   =============   ==============

Net asset value and redemption price per share                         $ 9.73         $ 14.87          $ 9.54          $ 10.73
                                                                ==============  ==============   =============   ==============

Maximum offering price per share                                      $ 10.27         $ 15.69         $ 10.07          $ 11.32
                                                                ==============  ==============   =============   ==============

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares                             $ 613,656       $ 539,700       $ 483,478        $ 859,900
                                                                ==============  ==============   =============   ==============

Shares of beneficial interest outstanding (unlimited
  numbers of shares authorized)                                        67,405          37,613          54,234           82,623
                                                                ==============  ==============   =============   ==============

Net asset value, offering price, and redemption
  price per share                                                      $ 9.10         $ 14.35          $ 8.91          $ 10.41
                                                                ==============  ==============   =============   ==============


See accompanying notes which are an integral part of the financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)


                                                             LARGE CAP       SMALL CAP       BALANCED      INTERNATIONAL
                                                             VALUE FUND      VALUE FUND        FUND             FUND
                                                           --------------------------------------------------------------
INVESTMENT INCOME
  Dividends (net of foreign withholding taxes of
    $23,275 for the International Fund) (Note 2 & 6)             $ 68,485         $ 81,104     $ 55,131        $ 228,587
  Interest (Note 2)                                                   763            2,650       41,975            1,335
                                                           ---------------  ---------------  -----------    -------------
    TOTAL INCOME                                                   69,248           83,754       97,106          229,922

EXPENSES
  Investment advisory fees (Note 4)                                38,693           80,641       43,374           73,161
  Professional fees                                                15,727           29,008       17,706           19,285
  Accounting services fees (Note 4)                                13,164           14,036       14,245           22,324
  Shareholder servicing and transfer agent fees (Note 4)
      Class A                                                      11,718           14,570       10,982           11,463
      Class C                                                         790              598          794              714
  Custodian fees                                                    4,084            5,719        4,343           30,017
  Administrative services fees (Note 4)                             7,521            7,565        7,522            7,519
  Registration fees
     Class A                                                        5,420            5,435        5,598            6,883
     Class C                                                        4,650            4,597        4,886            4,462
  Trustees' fees and expenses                                       1,885            3,801        2,423            2,829
  Insurance expense                                                 1,691            2,898        1,931            1,958
  Other expenses                                                    1,217            1,640        1,187            3,131
  Reports to shareholders                                             970            1,720          574              997
                                                           ---------------  ---------------  -----------    -------------
      TOTAL EXPENSES                                              107,530          172,228      115,565          184,743
  Fees waived and expenses reimbursed by Adviser (Note 4)         (33,768)         (21,185)     (33,321)         (58,794)
                                                           ---------------  ---------------  -----------    -------------
      NET EXPENSES                                                 73,762          151,043       82,244          125,949
                                                           ---------------  ---------------  -----------    -------------

NET INVESTMENT INCOME (LOSS)                                     $ (4,514)       $ (67,289)    $ 14,862        $ 103,973
                                                           ---------------  ---------------  -----------    -------------

REALIZED & UNREALIZED GAINS (LOSSES)
  Net realized gains from:
      Security transactions                                     $ 453,697        $ 715,402    $ 477,870        $ 667,668
      Foreign currency transactions (Note 6)                            -                -            -           47,844
  Net change in unrealized appreciation (depreciation) on:
      Investments                                                (234,959)        (708,507)    (360,895)        (460,148)
      Foreign currency translation (Note 6)                             -                -            -          (32,277)
                                                           ---------------  ---------------  -----------    -------------

NET REALIZED & UNREALIZED GAINS
  ON INVESTMENTS & FOREIGN CURRENCIES                             218,738            6,895      116,975          223,087
                                                           ---------------  ---------------  -----------    -------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                               $ 214,224        $ (60,394)   $ 131,837        $ 327,060
                                                           ===============  ===============  ===========    =============

See accompanying notes which are an integral part of the financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   LARGE CAP VALUE FUND             SMALL CAP VALUE FUND
                                                                 PERIOD            YEAR           PERIOD             YEAR
                                                                  ENDED            ENDED           ENDED             ENDED
                                                            SEPTEMBER 30,2004    MARCH 31,   SEPTEMBER 30, 2004     MARCH 31,
                                                                (UNAUDITED)        2004           (UNAUDITED)        2004
                                                              ---------------   ------------   ---------------   -------------

FROM OPERATIONS:
   Net investment (loss)                                           $ (4,514)      $ (33,710)       $ (67,289)      $ (160,255)
   Net realized gains (losses) from security transactions           453,697        (338,084)         715,402        3,791,781
   Net change in net unrealized appreciation (depreciation)
      on investments                                               (234,959)      3,488,596         (708,507)       3,113,453
                                                              --------------   -------------   --------------    -------------

Net increase (decrease) in net assets from operations               214,224       3,116,802          (60,394)       6,744,979
                                                              --------------   -------------   --------------    --------------

FROM CAPITAL SHARE TRANSACTIONS:
CLASS A
   Proceeds from shares sold                                        194,979         896,869           52,582          171,183
   Payments for shares redeemed                                    (659,454)     (3,091,338)        (908,351)      (2,298,194)
                                                              --------------   -------------   --------------    -------------
Net decrease in net assets from Class A
   Share transactions                                              (464,475)     (2,194,469)        (855,769)      (2,127,011)
                                                              --------------   -------------   --------------    -------------

CLASS C
   Proceeds from shares sold                                         90,815         100,279           24,492           14,159
   Payments for shares redeemed                                     (43,897)       (148,611)        (164,958)        (117,276)
                                                              --------------   -------------   --------------    -------------
Net increase (decrease) in net assets from Class C
   Share transactions                                                46,918         (48,332)        (140,466)        (103,117)
                                                              --------------   -------------   --------------    -------------
Net decrease in net assets from capital share transactions         (417,557)     (2,242,801)        (996,235)      (2,230,128)
                                                              --------------   -------------   --------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                          $ (203,333)      $ 874,001     $ (1,056,629)      $4,514,851

NET ASSETS:
   Beginning of period/year                                     $ 8,011,192     $ 7,137,191      $17,121,169      $12,606,318
                                                              --------------   -------------   --------------    -------------
   End of period/year                                           $ 7,807,859     $ 8,011,192      $16,064,540      $17,121,169
                                                              ==============   =============   ==============    =============

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME (LOSS)                                     $ (4,514)            $ -         $ 12,076         $ 77,745
                                                              ==============   =============   ==============    =============


See accompanying notes which are an integral part of the financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   LARGE CAP VALUE FUND             SMALL CAP VALUE FUND
                                                                 PERIOD            YEAR            PERIOD            YEAR
                                                                  ENDED            ENDED           ENDED             ENDED
                                                            SEPTEMBER 30, 2004   MARCH 31,    SEPTEMBER 30, 2004   MARCH 31,
                                                                (UNAUDITED)        2004           (UNAUDITED)        2004
                                                              ---------------   ------------   ---------------   ------------
CAPITAL SHARE ACTIVITY:
CLASS A
   Shares sold                                                       20,204         105,819            3,683           12,756
   Shares redeemed                                                  (69,500)       (368,170)         (62,032)        (175,805)
                                                              --------------   -------------   --------------    -------------
   Net (decrease) in shares outstanding                             (49,296)       (262,351)         (58,349)        (163,049)
   Shares outstanding, beginning of period/year                     788,468       1,050,819        1,102,080        1,265,129
                                                              --------------   -------------   --------------    -------------
   Shares outstanding, end of period/year                           739,172         788,468        1,043,731        1,102,080
                                                              ==============   =============   ==============    =============

CLASS C
   Shares sold                                                       10,189          12,667            1,692            1,125
   Shares redeemed                                                   (4,922)        (18,552)         (11,588)         (10,291)
                                                              --------------   -------------   --------------    -------------
   Net increase (decrease) in shares outstanding                      5,267          (5,885)          (9,896)          (9,166)
   Shares outstanding, beginning of period/year                      62,138          68,023           47,509           56,675
                                                              --------------   -------------   --------------    -------------
   Shares outstanding, end of period/year                            67,405          62,138           37,613           47,509
                                                              ==============   =============   ==============    =============


See accompanying notes which are an integral part of the financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      BALANCED FUND                   INTERNATIONAL FUND
                                                                  PERIOD           YEAR            PERIOD            YEAR
                                                                  ENDED            ENDED            ENDED             ENDED
                                                            SEPTEMBER 30, 2004   MARCH 31,   SEPTEMBER 30, 2004   MARCH 31,
                                                                (UNAUDITED)        2004           (UNAUDITED)        2004
                                                              ---------------   ------------   ---------------   -------------

FROM OPERATIONS:
   Net investment income                                           $ 14,862        $ 34,691        $ 103,973         $ 29,378
   Net realized gains (losses) from:
      Security transactions                                         477,870        (213,526)         667,668        1,643,117
      Foreign currency transactions                                       -               -           47,844           79,806
   Net change in net unrealized appreciation/depreciation on:
      Investments                                                  (360,895)      3,175,208         (460,148)       2,783,344
      Foreign currency translation                                        -               -          (32,277)         (15,902)
                                                              --------------   -------------   --------------    -------------
Net increase in net assets from operations                          131,837       2,996,373          327,060        4,519,743
                                                              --------------   -------------   --------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A                              (16,987)        (34,691)               -         (371,564)
   From net investment income, Class C                                    -               -                -          (24,437)
   From return of capital, Class A                                        -         (15,877)               -          (37,820)
   From return of capital, Class C                                        -          (2,645)               -           (2,725)
                                                              --------------   -------------   --------------    -------------
Decrease in net assets from distributions
      to shareholders                                               (16,987)        (53,213)               -         (436,546)
                                                              --------------   -------------   --------------    -------------

FROM CAPITAL SHARE TRANSACTIONS:
CLASS A
   Proceeds from shares sold                                         72,006         102,009          508,993        7,519,780
   Net asset value of shares issued in
      reinvestment of distributions to shareholders                  16,678          49,798                -          385,875
   Payments for shares redeemed                                  (1,290,210)     (2,270,456)        (221,042)      (7,960,019)
                                                              --------------   -------------   --------------    -------------
Net increase (decrease) in net assets from Class A
   Share transactions                                            (1,201,526)     (2,118,649)         287,951          (54,364)
                                                              --------------   -------------   --------------    -------------

CLASS C
   Proceeds from shares sold                                         63,765          12,562          156,228          281,385
   Net asset value of shares issued in
      reinvestment of distributions to shareholders                       -             282                -           18,896
   Payments for shares redeemed                                    (188,337)       (402,515)         (98,598)        (194,237)
                                                              --------------   -------------   --------------    -------------
Net increase (decrease) in net assets from Class C
   Share transactions                                              (124,572)        389,671           57,630          106,044
                                                              --------------   -------------   --------------    -------------
Net increase (decrease) in assets from capital share             (1,326,098)      2,508,320          345,581           51,680
   transactions                                                --------------   -------------   --------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                         $(1,211,248)      $ 434,840        $ 672,641       $4,134,877


See accompanying notes which are an integral part of the financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      BALANCED FUND                   INTERNATIONAL FUND
                                                                  PERIOD           YEAR            PERIOD             YEAR
                                                                   ENDED           ENDED            ENDED            ENDED
                                                             SEPTEMBER 30, 2004  MARCH 31,    SEPTEMBER 30, 2004   MARCH 31,
                                                                (UNAUDITED)        2004           (UNAUDITED)        2004
                                                              ---------------   ------------   ---------------   -------------
CAPITAL SHARE ACTIVITY:
NET ASSETS:
   Beginning of period/year                                     $ 9,388,760     $ 8,953,920      $11,623,357       $7,488,480
                                                              --------------   -------------   --------------    -------------
   End of period/year                                           $ 8,177,512     $ 9,388,760      $12,295,998      $11,623,357
                                                              ==============   =============   ==============    =============

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME (LOSS)                                     $ (2,126)            $ -         $ 53,926        $ (50,047)
                                                              ==============   =============   ==============    =============
CLASS A
   Shares sold                                                        7,702          11,574           49,493          888,007
   Shares issued in reinvestment of distributions
      to shareholders                                                 1,748           5,616                -           40,195
   Shares redeemed                                                 (136,482)       (270,158)         (21,555)        (919,915)
                                                              --------------   -------------   --------------    -------------
   Net increase (decrease) in shares outstanding                   (127,032)       (252,968)          27,938            8,287
   Shares outstanding, beginning of period/year                     933,901       1,186,869        1,037,681        1,029,394
                                                              --------------   -------------   --------------    -------------
   Shares outstanding, end of period/year                           806,869         933,901        1,065,619        1,037,681
                                                              ==============   =============   ==============    =============

CLASS C
   Shares sold                                                        7,236           1,544           15,915           27,485
   Shares issued in reinvestment of distributions
      to shareholders                                                     -              33                -            2,032
   Shares redeemed                                                  (21,354)        (51,796)         (10,066)         (19,746)
                                                              --------------   -------------   --------------    -------------
   Net increase (decrease) in shares outstanding                    (14,118)        (50,219)           5,849            9,771
   Shares outstanding, beginning of period/year                      68,352         118,571           76,774           67,003
                                                              --------------   -------------   --------------    -------------
   Shares outstanding, end of period/year                            54,234          68,352           82,623           76,774
                                                              ==============   =============   ==============    =============


See accompanying notes which are an integral part of the financial statements.

DEAN FAMILY OF FUNDS
LARGE CAP VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                 Six Months Ended   Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                                                September 30, 2004   March 31,   March 31,   March 31,   March 31,    March 31,
                                                   (Unaudited)         2004        2003        2002        2001         2000
                                                ------------------  ----------  ----------   ---------  ----------    ----------

Net asset value, beginning of period                       $ 9.46       $ 6.40      $ 10.75     $ 11.97    $ 11.11       $ 10.65
                                                ------------------  ----------- -----------  ----------  ----------   -----------
Income (loss) from investment operations:
   Net investment income (loss)                                -         (0.04)       (0.03)     (0.06)(a)     0.02         0.01
   Net realized and unrealized gains (losses)
      on investments                                        0.27          3.10        (4.08)      0.12         0.97         0.46
                                                ------------------  ----------- -----------  ----------  ----------   ------------
Total income (loss) from investment operations              0.27          3.06        (4.11)      0.06         0.99         0.47
                                                ------------------  ----------- -----------  ----------  ----------   ------------

Less distributions:
   From net investment income                                  -             -           -            -       (0.13)        (0.01)
   From net realized gains                                     -             -        (0.24)      (1.28)           -            -
                                                ------------------  ----------- -----------  -----------  ----------- -------------
Total distributions                                            -             -        (0.24)      (1.28)      (0.13)         (0.01)
                                                ------------------  ----------- -----------  -----------  ----------- -------------

Net asset value, end of period                             $ 9.73       $ 9.46       $ 6.40     $ 10.75      $ 11.97       $ 11.11
                                                ==================  =========== ============ ===========  =========== =============

Total Return  (b)                                           2.85%        47.81%     (38.49)%       0.17%       9.03%         4.38%
                                                ==================  =========== ============ ===========  =========== =============

Net assets, end of period                             $ 7,194,203   $ 7,459,239 $ 6,725,313 $ 15,204,763  $14,247,739   $10,134,912
                                                ==================  =========== ============ ===========  =========== ==============

Ratio of expenses to average net assets:
   Before fee waivers and/or expense
      reimbursement by Adviser                             2.69% (c)      2.58%        2.31%        1.91%       2.23%         2.11%
   After fee waivers and/or expense
      reimbursement by Adviser                             1.85% (c)      1.85%        1.85%        1.85%       1.85%         1.85%
Ratio of net investment income (loss)
     to average net assets                                (0.06)%(c)    (0.37)%       (0.32)%      (0.52)%      0.19%         0.02%
Portfolio turnover rate                                       22%          42%           55%         102%        103%           71%

(a) Net investment income (loss) is based on average shares outstanding during the year.
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c) Annualized.


See accompanying notes which are an integral part of the financial statements.

DEAN FAMILY OF FUNDS
LARGE CAP VALUE FUND - CLASS C
FINANCIAL HIGHLIGHTS (Continued)
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                Six Months Ended      Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                               September 30, 2004      March 31,    March 31,   March 31,    March 31,    March 31,
                                                  (Unaudited)            2004        2003        2002          2001          2000
                                               ------------------    -----------   ---------  ------------ ----------- -------------

Net asset value, beginning of period                      $ 8.88          $ 6.05     $ 10.29      $ 11.59     $ 10.71       $ 10.57
                                               ------------------    -----------   ----------  ----------- ----------- -------------
Income (loss) from investment operations:
   Net investment loss                                     (0.04)         (0.09)       (0.09)      (0.14)(a)    (0.04)        (0.03)
   Net realized and unrealized gains (losses)
      on investments                                        0.26            2.92       (3.91)        0.12        0.93          0.18
                                               ------------------    -----------   ----------- ----------- ------------ ------------
Total income (loss) from investment operations              0.22            2.83       (4.00)       (0.02)       0.89          0.15
                                               ------------------    -----------   ----------- ----------- ------------ ------------

Less distributions:
   From net investment income                                 -               -            -            -        (0.01)       (0.01)
   From net realized gains                                    -               -        (0.24)       (1.28)          -            -
                                               ------------------    -----------   ----------- ------------ ----------- ------------
Total distributions                                           -               -        (0.24)       (1.28)       (0.01)       (0.01)
                                               ------------------    -----------   ----------- ------------ ----------- ------------

Net asset value, end of period                            $ 9.10         $ 8.88         $ 6.05     $ 10.29      $ 11.59      $ 10.71
                                               ===================   ===========   ============ =========== =========== ============

Total Return  (b)                                           2.48%         46.78%       (39.16)%     (0.52)%       8.35%        1.38%
                                               ===================   ===========   ============ =========== =========== ============

Net assets, end of period                               $ 613,656      $ 551,953     $ 411,878   $ 907,393    $ 441,646    $ 511,730
                                               ===================   ===========   ============ =========== =========== ============

Ratio of expenses to average net assets:
   Before fee waivers and/or expense
      reimbursement by Adviser                             3.79% (c)       4.24%          2.65%       3.03%       4.37%       4.04%
   After fee waivers and/or expense
      reimbursement by Adviser                             2.60% (c)       2.60%          2.60%       2.60%       2.60%       2.60%
Ratio of net investment loss
     to average net assets                                (0.81)%(c)     (1.11)%        (1.06)%      (1.28)%     (0.56)%     (0.22)%
Portfolio turnover rate                                       22%            42%            55%        102%        103%         71%

(a) Net investment income (loss) is based on average shares outstanding during the year.
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.


DEAN FAMILY OF FUNDS
SMALL CAP VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS (Continued)
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                  Six Months Ended  Year Ended  Year Ended   Year Ended  Year Ended    Year Ended
                                                    September 30,    March 31,    March 31,   March 31,   March 31,     March 31,
                                                  2004 (Unaudited)     2004         2003        2002        2001           2000
                                                  ----------------- ----------- ----------- -----------  -----------  -------------

Net asset value, beginning of period                       $ 14.91       $ 9.55     $ 13.37     $ 10.40       $ 8.95         $ 9.15
                                                  ----------------- ----------- ------------ ----------- ------------ --------------
Income (loss) from investment operations:
   Net investment income (loss)                             (0.05)       (0.14)       (0.08)       0.03 (a)     0.08           0.14
   Net realized and unrealized gains (losses)
      on investments                                         0.01         5.50        (3.69)       2.97         1.44          (0.19)
                                                  ----------------- ----------- ------------- ----------- ------------ -------------
Total income (loss) from investment operations              (0.04)        5.36        (3.77)       3.00         1.52          (0.05)
                                                  ----------------- ----------- ------------- ----------- ------------ -------------

Less distributions:
   From net investment income                                  -            -             -       (0.03)        (0.07)        (0.15)
   From net realized gains                                     -            -         (0.05)         -             -             -
                                                  ------------------ ---------- ------------- ----------- ------------- ------------
Total distributions                                            -            -         (0.05)      (0.03)        (0.07)        (0.15)
                                                  ------------------ ---------- ------------- ----------- ------------- ------------

Net asset value, end of period                             $ 14.87      $ 14.91      $ 9.55      $ 13.37       $ 10.40       $ 8.95
                                                  ================== ========== ============= ============ ============= ===========

Total Return  (b)                                          (0.27)%       56.13%      (28.24)%     28.88%        16.94%       (0.53)%
                                                  ================== ========== ============= ============ ============= ===========

Net assets, end of period                              $ 15,524,840 $16,435,083 $ 12,078,397   $21,187,653 $ 16,208,623 $ 13,333,607
                                                  ================= =========== ============= ============= ============ ===========

Ratio of expenses to average net assets:
   Before fee waivers and/or expense
      reimbursement by Adviser                               2.08% (c)     2.08%        2.01%        1.84%         2.40%       1.92%
   After fee waivers and/or expense
      reimbursement by Adviser                               1.85% (c)     1.85%        1.85%        1.84%         1.85%       1.85%
Ratio of net investment income (loss)
     to average net assets                                  (0.79)%(c)   (0.99)%       (0.65)%       0.26%         0.79%       1.49%
Portfolio turnover rate                                        43%          82%          82%           67%           54%         90%

(a) Net investment income (loss) is based on average shares outstanding during the year.
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

DEAN FAMILY OF FUNDS
SMALL CAP VALUE FUND - CLASS C
FINANCIAL HIGHLIGHTS (Continued)
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                  Six Months Ended   Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                     September 30,    March 31,    March 31,    March 31,    March 31,     March 31,
                                                   2004 (Unaudited)     2004        2003          2002         2001           2000
                                                   ----------------- ----------- -----------   ----------- ------------   ----------

Net asset value, beginning of period                        $ 14.44       $ 9.31     $ 13.05      $ 10.20       $ 8.80       $ 9.05
                                                   ----------------- ----------- ------------  ----------- ------------   ----------
Income (loss) from investment operations:
   Net investment income (loss)                               (0.10)      (0.23)       (0.11)       (0.06)(a)     0.03        (0.01)
   Net realized and unrealized gains (losses)
      on investments                                           0.01         5.36       (3.58)        2.91         1.44         0.09)
                                                   ----------------- ----------- ------------   ------------ ----------   ----------
Total income (loss) from investment operations                (0.09)        5.13       (3.69)        2.85         1.47        (0.10)
                                                   ----------------- ----------- -------------- ------------ ----------   ----------

Less distributions:
   From net investment income                                    -           -             -            -        (0.07)       (0.15)
   From net realized gains                                       -           -          (0.05)          -           -             -
                                                   ----------------- ----------- --------------  ------------ ----------   ---------
Total distributions                                              -           -          (0.05)          -        (0.07)       (0.15)
                                                   ----------------- ----------- --------------  ------------ ----------   ---------

Net asset value, end of period                              $ 14.35     $ 14.44         $ 9.31       $ 13.05    $ 10.20       $ 8.80
                                                   ================= =========== ==============  ============ ==========   =========

Total Return  (b)                                            (0.62)%      55.10%       (28.32)%       27.94%     16.66%      (1.11)%
                                                   ================= =========== ==============  ============ ==========   =========

Net assets, end of period                                 $ 539,700    $ 686,086     $ 527,921     $ 797,669   $ 683,137  $2,344,244
                                                   ================= =========== ==============  ============= =========   =========

Ratio of expenses to average net assets:
   Before fee waivers and/or expense
      reimbursement by Adviser                               3.81% (c)     3.53%          2.19%         3.69%      3.18%       2.32%
   After fee waivers and/or expense
      reimbursement by Adviser                               2.60% (c)     2.60%          2.19%         2.60%      2.31%       2.31%
Ratio of net investment income (loss)
     to average net assets                                  (1.55)%(c)   (1.74)%        (0.99)%        (0.49)%     0.35%     (0.31)%
Portfolio turnover rate                                        43%           82%           82%            67%        54%         90%

(a) Net investment income (loss) is based on average shares outstanding during the year.
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

DEAN FAMILY OF FUNDS
BALANCED FUND - CLASS A
FINANCIAL HIGHLIGHTS (Continued)
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                Six Months Ended    Year Ended    Year Ended  Year Ended   Year Ended    Year Ended
                                               September 30, 2004     March 31,    March 31,    March 31,    March 31,     March 31,
                                                  (Unaudited)           2004        2003          2002          2001         2000
                                               ------------------   ------------ ----------- ------------  ------------  -----------

Net asset value, beginning of period                      $ 9.41          $ 6.89     $ 10.15      $ 10.92      $ 10.16       $ 10.75
                                               ------------------   ------------ ----------- ------------  ------------   ----------
Income (loss) from investment operations:
   Net investment income                                    0.02            0.04        0.06         0.09 (a)     0.20          0.28
   Net realized and unrealized gains (losses)
      on investments                                        0.13            2.53       (2.69)       (0.26)        0.98        (0.66)
                                               ------------------   ------------ ------------ ------------   -----------   ---------
Total income (loss) from investment operations              0.15            2.57       (2.63)       (0.17)        1.18        (0.38)
                                               ------------------   ------------ ------------ ------------   -----------   ---------

Less distributions:
   From net investment income                              (0.02)         (0.03)       (0.06)       (0.10)        (0.19)      (0.21)
   From net realized gains                                     -              -        (0.26)       (0.50)        (0.23)          -
   From return of capital                                      -          (0.02)       (0.31)          -             -            -
                                               ------------------   ------------ ------------ ------------   ------------  ---------
Total distributions                                        (0.02)         (0.05)       (0.63)       (0.60)        (0.42)      (0.21)
                                               ------------------   ------------ ------------ ------------   ------------  ---------

Net asset value, end of period                            $ 9.54          $ 9.41      $ 6.89      $ 10.15        $ 10.92     $ 10.16
                                               ==================  ============= ============= ===========   ============  =========

Total Return  (b)                                          1.61%          37.36%      (26.10)%      (1.75)%       11.93%     (3.52)%
                                               ==================  ============= ============= ============  ============  =========

Net assets, end of period                            $ 7,694,034     $ 8,786,461   $ 8,183,461 $ 12,509,111  $ 12,453,481 $8,606,480
                                               ==================  ============= ============= ============  ============  =========

Ratio of expenses to average net assets:
   Before fee waivers and/or expense
      reimbursement by Adviser                             2.56% (c)       2.41%        2.21%         2.01%         2.04%      2.13%
   After fee waivers and/or expense
      reimbursement by Adviser                             1.85% (c)       1.85%        1.85%         1.85%         1.84%      1.85%
Ratio of net investment income
     to average net assets                                 0.39% (c)       0.41%        0.77%         0.88%         1.89%      2.63%
Portfolio turnover rate                                      15%             44%          51%           86%           66%       196%

(a) Net investment income (loss) is based on average shares outstanding during the year.
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c) Annualized.


See accompanying notes which are an integral part of the financial statements.

DEAN FAMILY OF FUNDS
BALANCED FUND - CLASS C
FINANCIAL HIGHLIGHTS (Continued)
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    Six Months Ended  Year Ended Year Ended  Year Ended   Year Ended    Year Ended
                                                      September 30,    March 31,  March 31,   March 31,    March 31,      March 31,
                                                    2004 (Unaudited)     2004       2003       2002          2001           2000
                                                    ----------------- ---------- ----------  -----------  -----------   ------------

Net asset value, beginning of period                           $ 8.81     $ 6.50    $ 9.63       $ 10.40       $ 10.00      $ 10.73
                                                    ----------------- ---------- ----------  ------------ ------------  ------------
Income (loss) from investment operations:
   Net investment income (loss)                                (0.02)     (0.03)      0.01           - (a)       0.12         (0.22)
   Net realized and unrealized gains (losses)
      on investments                                            0.12       2.38      (2.53)        (0.23)        0.95         (0.34)
                                                    ----------------- ---------- ----------  ------------ ------------  ------------
Total income (loss) from investment operations                  0.10       2.35      (2.52)        (0.23)        1.07         (0.56)
                                                    ----------------- ---------- ----------  ------------ ------------  ------------

Less distributions:
   From net investment income                                     -          -        (0.04)        (0.04)       (0.12)       (0.17)
   From net realized gains                                        -          -        (0.26)        (0.50)       (0.55)          -
   From return of capital                                         -      (0.04)       (0.31)           -            -            -
                                                    ------------------ --------- ----------- ------------- ------------  -----------
Total distributions                                               -      (0.04)       (0.61)        (0.54)       (0.67)       (0.17)
                                                    ------------------ --------- ----------- ------------- ------------  -----------

Net asset value, end of period                                 $ 8.91    $ 8.81      $ 6.50        $ 9.63      $ 10.40      $ 10.00
                                                    ================== ========= =========== ============= ============  ===========

Total Return  (b)                                                1.14%   36.16%     (26.37)%       (2.38)%       11.03%      (5.24)%
                                                    ================== ========= =========== ============= ============  ===========

Net assets, end of period                                   $ 483,478  $ 602,299  $ 770,459   $ 1,205,394     $ 485,234  $ 1,291,000
                                                    ================== ========= =========== ============= ============  ===========

Ratio of expenses to average net assets:
   Before fee waivers and/or expense
      reimbursement by Adviser                                4.14% (c)    3.79%       2.35%         4.01%         2.73%       2.74%
   After fee waivers and/or expense
      reimbursement by Adviser                                2.60% (c)    2.60%       2.35%         2.60%         2.60%       2.60%
Ratio of net investment income (loss)
     to average net assets                                   (0.35)%(c)  (0.32)%       0.29%         0.00%         1.14%     (2.13)%
Portfolio turnover rate                                         15%          44%         51%           86%           66%        196%

(a) Net investment income (loss) is based on average shares outstanding during the year.
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c) Annualized.


See accompanying notes which are an integral part of the financial statements.

DEAN FAMILY OF FUNDS
INTERNATIONAL FUND - CLASS A
FINANCIAL HIGHLIGHTS (Continued)
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                  Six Months Ended   Year Ended  Year Ended    Year Ended   Year Ended   Year Ended
                                                     September 30,    March 31,    March 31,     March 31,    March 31,   March 31,
                                                   2004 (Unaudited)     2004        2003          2002         2001          2000
                                                  -----------------  ----------- -----------   ------------ ----------   -----------

Net asset value, beginning of period                        $ 10.45       $ 6.84      $ 9.18        $ 9.96     $ 20.11       $ 12.41
                                                  -----------------  ----------- ------------  ------------ ----------   -----------
Income (loss) from investment operations:
   Net investment income (loss)                               0.10          0.04          -          (0.06)(a)   (0.11)       (0.13)
   Net realized and unrealized gains (losses)
      on investments                                          0.18          3.98       (2.34)         (0.71)     (5.88)        8.50
                                                  -----------------  ----------- ------------  ------------- ----------   ----------
Total income (loss) from investment operations                0.28          4.02       (2.34)         (0.77)     (5.99)        8.37
                                                  -----------------  ----------- ------------- ------------- ----------   ----------

Less distributions:
   From net investment income                                   -         (0.37)           -          (0.01)     (0.01)           -
   From net realized gains                                      -             -            -              -      (4.15)       (0.67)
   From return of capital                                       -         (0.04)           -              -          -            -
                                                  ------------------  ---------- -------------- ------------- ----------  ----------
Total distributions                                             -         (0.41)           -          (0.01)     (4.16)       (0.67)
                                                  ------------------  ---------- -------------- ------------- ----------  ----------
Net asset value, end of period                              $ 10.73      $ 10.45        $ 6.84       $ 9.18      $ 9.96      $ 20.11
                                                  ==================  ========== =============== ============ ===========  =========

Total Return  (b)                                             2.58%       59.23%       (25.49)%       (7.77)%    (30.61)%     69.26%
                                                  ==================  ========== =============== ============ ===========  =========

Net assets, end of period                             $ 11,436,098  $10,842,350   $ 7,041,919  $ 12,078,887 $ 14,614,461$ 19,605,996
                                                  ================== ========== =============== ============ ============ ==========

Ratio of expenses to average net assets:
   Before fee waivers and/or expense
      reimbursement by Adviser                               3.11% (c)     3.34%         3.07%         2.73%        2.26%      2.89%
   After fee waivers and/or expense
      reimbursement by Adviser                               2.10% (c)     2.10%         2.10%         2.10%        2.06%      2.09%
Ratio of net investment income (loss)
     to average net assets                                   1.83% (c)     0.33%        (0.05)%       (0.67)%      (0.72)%   (0.82)%
Portfolio turnover rate                                        45%          131%          143%          121%         146%       157%

(a) Net investment income (loss) is based on average shares outstanding during the year.
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c) Annualized.


See accompanying notes which are an integral part of the financial statements.

DEAN FAMILY OF FUNDS
INTERNATIONAL FUND - CLASS C
FINANCIAL HIGHLIGHTS (Continued)
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                 Six Months Ended    Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                   September 30,      March 31,   March 31,    March 31,    March 31,    March 31,
                                                 2004 (Unaudited)       2004        2003         2002         2001          2000
                                                 ----------------    ----------- -----------  -----------  -----------  ------------

Net asset value, beginning of period                      $ 10.17         $ 6.66     $ 9.06       $ 9.88       $ 19.76       $ 12.28
                                                 ----------------    ----------- -----------  -----------  ------------ ------------
Income (loss) from investment operations:
   Net investment income (loss)                              0.07         (0.15)      (0.07)       (0.12)(a)     (0.21)       (0.24)
   Net realized and unrealized gains (losses)
      on investments                                         0.17           4.05      (2.33)       (0.70)        (5.78)        8.43
                                                  ---------------    ----------- -----------  ------------  ------------  ----------
Total income (loss) from investment operations               0.24           3.90      (2.40)       (0.82)        (5.99)         8.19
                                                  ---------------   ------------ -----------  ------------  ------------  ----------

Less distributions:
   From net investment income                                 -           (0.35)          -            -          (0.01)           -
   From net realized gains                                    -               -           -            -          (3.88)      (0.71)
   From return of capital                                     -           (0.04)          -            -              -            -
                                                  ----------------    ---------- ------------ ------------  ------------- ----------
Total distributions                                           -           (0.39)          -            -          (3.89)      (0.71)
                                                  ----------------    ---------- ------------ ------------  ------------- ----------

Net asset value, end of period                            $ 10.41        $ 10.17       $ 6.66      $ 9.06        $ 9.88      $ 19.76
                                                  ================    ========== ============= =========== ============== ==========

Total Return  (b)                                           2.26%         59.15%      (26.49)%     (8.30)%       (30.90)%     68.54%
                                                  ================    ========== ============= ===========  ============= ==========

Net assets, end of period                               $ 859,900      $ 781,007    $ 446,561   $ 840,398    $ 1,326,365 $ 1,902,892
                                                  ================    ========== ============= ===========  ============= ==========

Ratio of expenses to average net assets:
   Before fee waivers and/or expense
      reimbursement by Adviser                             3.84% (c)       4.70%         3.23%       4.16%          2.72%      3.53%
   After fee waivers and/or expense
      reimbursement by Adviser                             2.85% (c)       2.85%         2.85%       2.85%          2.72%      2.71%
Ratio of net investment income (loss)
     to average net assets                                 1.07% (c)     (0.42)%        (0.71)%     (1.30)%        (1.40)%   (1.61)%
Portfolio turnover rate                                      45%            131%          143%        121%           146%       157%

(a) Net investment income (loss) is based on average shares outstanding during the year.
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c) Annualized.



See accompanying notes which are an integral part of the financial statements.

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004  (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION

The Dean Family of Funds (the Trust) is registered under the Investment  Company
Act of 1940 as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated December
18, 1996. The Trust has established  four series:  the Large Cap Value Fund, the
Small Cap Value Fund, the Balanced Fund, and the International Fund (formerly the International Value Fund) (the Funds). The Trust was capitalized on March
17, 1997,  when the initial  shares of each Fund  (except for the  International
Fund) were purchased at $10.00 per share. The International Fund was capitalized on October 13, 1997, when the initial shares of the International Fund were purchased at $10.00 per share.

The LARGE CAP VALUE FUND seeks to provide capital appreciation and dividend income over the long-term by investing primarily in the common stocks of large companies.

The SMALL CAP VALUE FUND seeks to provide capital appreciation by investing primarily in the common stocks of small companies.

The BALANCED FUND seeks to preserve capital while producing a high total return by allocating its assets among equity securities, fixed-income securities and money market instruments.

The INTERNATIONAL FUND seeks to provide long-term capital growth by investing primarily in the common stocks of foreign companies.

The Funds each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 5.54% of net asset value and a distribution and service fee of up to 0.25% per annum of the average daily net assets allocable to Class A shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% of net asset value if redeemed within a one-year period from purchase and a distribution and service fee of up to 1.00% per annum of average daily net assets allocable to Class C shares). Each Class A and Class
C share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution and service fees, which is expected to cause
Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; iv) each class has different exchange privileges.

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.
Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004  (UNAUDITED)
--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Trust's significant accounting policies:

Security valuation - On each day that the Trust is open for business, the share price (net asset value) of Class C shares and the public offering price (net asset value plus applicable sales load) of Class A shares is determined as of the close of the regular session of trading on the New York Stock Exchange, generally 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in a Fund's investments that its net asset value might be materially affected.

Portfolio securities are valued as follows: (1) securities that are traded on stock exchanges are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price; (2) securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (3) securities traded in the over-the-counter market, that are not quoted by NASDAQ are valued at the last sale price as of the close of the regular session of trading on the New
York Stock Exchange on the day the securities are being valued or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities; (4) securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market; (5) U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities; (6) securities mainly traded on a non-U.S.
exchange are generally valued according to the preceding closing values on that exchange; and (7) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

If an event that may change the value of a security held in a Fund's portfolio occurs after the closing of the applicable market, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the market quotation and may affect the calculation of the Fund's net asset value.

Share valuation - The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class
A shares of each Fund is equal to the net asset value per share plus a sales load equal to 5.54% of the net asset value (or 5.25% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of Class A shares and Class C shares of each Fund is equal to net asset value per share. A contingent deferred sales load is imposed upon certain redemptions of Class A shares that were purchased at net asset value if a commission was paid by the Underwriter to a participating unaffiliated dealer at the time of the purchase and the Class A shares are redeemed within one year from the date of purchase. The contingent deferred sales load will equal the commission percentage paid at the time of purchase (up to 1.00%) applied to the lesser of the net asset value of the Class A shares at the time of purchase or the net asset value of the Class A shares at the time of redemption. In addition, Class C shares of each Fund are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004  (UNAUDITED)
--------------------------------------------------------------------------------
Investment  income -  Dividend  income  is  recorded  on the  ex-dividend  date.
Interest  income is accrued as earned.  Discounts  and  premiums  on  securities purchased  are  amortized  in  accordance  with  income  tax  regulations  which approximate generally accepted accounting principles.

Distributions to shareholders - The Balanced Fund distributes substantially all of its net investment income, if any, on a quarterly basis. Each of the Large
Cap Value Fund, Small Cap Value Fund, and the International Fund distribute substantially all of its net investment income, if any, on an annual basis. In addition, each Fund distributes any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

Allocation between classes - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of the total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of the total net assets of the Fund.

Investment transactions - Investment transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in subchapter M of the Internal Revenue
Code of 1986, as amended, (the Code), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

As of March 31, 2004, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, in the following amounts:

------------------------------------------------------------------------------------------------------
Fund                                                        Amount              Expires March 31,
------------------------------------------------------------------------------------------------------
Large Cap Value Fund                                      $ 1,993,573                  2011
------------------------------------------------------------------------------------------------------
Large Cap Value Fund                                      $ 2,705,717                  2012
------------------------------------------------------------------------------------------------------
Balanced Fund                                             $ 1,396,625                  2011
------------------------------------------------------------------------------------------------------
Balanced Fund                                             $ 1,017,834                  2012
------------------------------------------------------------------------------------------------------
International Fund                                        $ 4,231,852                  2010
------------------------------------------------------------------------------------------------------
International Fund                                          $ 257,124                  2011
------------------------------------------------------------------------------------------------------
International Fund                                          $ 158,432                  2012
------------------------------------------------------------------------------------------------------

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004  (UNAUDITED)
--------------------------------------------------------------------------------

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2004:

----------------------------------------------------------------------------------------------------------------
                                                   LARGE CAP        SMALL CAP       BALANCED     INTERNATIONAL
                                                   VALUE FUND       VALUE FUND        FUND           FUND
----------------------------------------------------------------------------------------------------------------

Gross unrealized appreciation                     $ 793,964      $ 2,260,414      $ 747,903     $ 1,902,734

Gross unrealized depreciation                      (107,752)        (646,671)      (129,755)       (113,328)
                                                ------------    -------------   ------------   --------------
Net unrealized appreciation (depreciation)        $ 686,212      $ 1,613,743      $ 618,148     $ 1,789,406
                                                ============    =============   ============   ==============
Federal income tax cost                         $ 7,085,711     $ 14,481,554    $ 7,539,220    $ 10,310,686
                                                ============    =============   ============   ==============
----------------------------------------------------------------------------------------------------------------
3. DISTRIBUTION TO SHAREHOLDERS

THE LARGE CAP VALUE FUND

There were no distributions for the Large Cap Value Fund for the six months ended September 30, 2004 and the fiscal year ended March 31, 2004.

The tax character of distributions paid during fiscal years 2003 and 2004 was as follows:

----------------------------------------------------------------------------------------------
                                                      2004                     2003
                                                      ----                     ----
----------------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                             $ -                $ 323,453
  Long-term capital gain                                        -                        -
                                               -------------------       ------------------
                                                              $ -                $ 323,453
                                               ===================       ==================

----------------------------------------------------------------------------------------------

As of March 31, 2004, and March 31, 2003, the components of distributable earnings on a tax basis were as follows:

----------------------------------------------------------------------------------------------
                                                      2004                     2003
                                                      ----                     ----
----------------------------------------------------------------------------------------------
Undistributed ordinary income                                 $ -                      $ -
Accumulated capital and other losses *                 (4,699,691)              (4,361,206)
Unrealized appreciation (depreciation)                    921,171               (2,567,425)
                                               -------------------       ------------------
                                                     $ (3,778,520)            $ (6,928,631)
                                               ===================       ==================

----------------------------------------------------------------------------------------------

* Included in this amount for 2004 and 2003 are post-October losses of $0 and $2,367,633, respectively. This amount is deemed to reverse on the first business day of the Fund's next taxable year.

THE SMALL CAP VALUE FUND

There were no distributions for the Small Cap Value Fund for the six months ended September 30, 2004 and the fiscal year ended March 31, 2004.


DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004  (UNAUDITED)
--------------------------------------------------------------------------------

The tax character of distributions paid during fiscal years 2003 and 2004 was as follows:

----------------------------------------------------------------------------------------------------
                                                                2004                  2003
                                                                ----                  ----
----------------------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                                     $ -                    $ -
  Long-term capital gain                                                -                 78,955
                                                            --------------      -----------------
                                                                      $ -               $ 78,955
                                                            ==============      =================

----------------------------------------------------------------------------------------------------

As of March 31, 2004, and March 31, 2003, the components of distributable earnings on a tax basis were as follows:

----------------------------------------------------------------------------------------------------
                                                                2004                  2003
                                                                ----                  ----
----------------------------------------------------------------------------------------------------
Undistributed ordinary income                                    $ 77,745                    $ -
Undistributed accumulated capital and other losses *            1,220,759             (2,333,022)
Unrealized appreciation (depreciation)                          2,322,250               (791,203)
                                                            --------------      -----------------
                                                              $ 3,620,754           $ (3,124,225)
                                                            ==============      =================

----------------------------------------------------------------------------------------------------

* Included in this amount for 2004 and 2003 are post-October losses of $0 and $1,977,163, respectively. This amount is deemed to reverse on the first business day of the Fund's next taxable year.

THE BALANCED FUND

On June 30, 2003, an income  distribution of $0.0096 per share was paid to Class
A shareholders on record as of June 27, 2003. On December 30, 2003, an income distribution of $0.0416 and $0.0391 per share was paid to Class A and Class C shareholders of record as of December 29, 2003, respectively.

On September 30, 2004, an income distribution of $0.0211 per share was paid to Class A shareholders of record as of September 29, 2004. The Fund paid Class A shareholders an income dividend of $16,987.

The tax character of distributions paid during fiscal years 2003 and 2004 was as follows:

----------------------------------------------------------------------------------------------------------------
                                                                        2004                     2003
                                                                        ----                     ----
----------------------------------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                                          $ 34,691                $ 430,764
  Long-term capital gain                                                          -                        -
                                                                 -------------------       ------------------
                                                                             34,691                  430,764
  Return of capital                                                          18,522                  420,137
                                                                 -------------------       ------------------
                                                                           $ 53,213                $ 850,901
                                                                 ===================       ==================

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004  (UNAUDITED)
--------------------------------------------------------------------------------
As of March 31, 2004, and March 31, 2003, the components of distributable earnings on a tax basis were as follows:

------------------------------------------------------------------------------------------------------------------
                                                                        2004                     2003
                                                                        ----                     ----
----------------------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                   $ -                      $ -
Undistributed accumulated capital and other losses *                     (2,414,459)              (2,200,932)
Unrealized appreciation (depreciation)                                      979,043               (2,196,165)
                                                                 -------------------       ------------------
                                                                       $ (1,435,416)            $ (4,397,097)
                                                                 ===================       ==================

----------------------------------------------------------------------------------------------------------------

* Included in this amount for 2004 and 2003 are post-October losses of $0 and $804,307, respectively. This amount is deemed to reverse on the first business day of the Fund's next taxable year.

THE INTERNATIONAL FUND
On December 15, 2003, an income distribution of $0.4055 and $0.3928 per share was paid to Class A and Class C shareholders of record as of December 12, 2003, respectively.

The Fund paid no distributions during the six months ended September 30, 2004.

The tax character of distributions paid during fiscal year 2003 and 2004 was as follows:

-------------------------------------------------------------------------------------------------
                                                      2004                         2003
                                                      ----                         ----
-------------------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                          $ 396,001                       $ -
  Long-term capital gain                                          -
                                             ------------------------       -------------------
                                                             396,001                         -

  Return of capital                                           40,545                         -
                                             ------------------------       -------------------
                                                           $ 436,546                       $ -
                                             ========================       ===================

-------------------------------------------------------------------------------------------------

As of March 31, 2004, and March 31, 2003, the components of distributable earnings on a tax basis were as follows:

-------------------------------------------------------------------------------------------------
                                                      2004                         2003
                                                      ----                         ----
-------------------------------------------------------------------------------------------------
Undistributed ordinary income                                    $ -               $ 1,442,897
Accumulated capital and other losses *                    (4,647,408)               (6,834,588)
Unrealized appreciation (depreciation)                     1,691,989                (1,735,478)
                                             ------------------------       -------------------
                                                        $ (2,955,419)             $ (7,127,169)
                                             ========================       ===================

-------------------------------------------------------------------------------------------------

* Included in this amount for 2004 and 2003 are post-October losses of $0 and $1,187,614, respectively. This amount is deemed to reverse on the first business day of the Fund's next taxable year.

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004  (UNAUDITED)
--------------------------------------------------------------------------------
4. COMMITMENTS AND TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES.

Certain  officers of the Trust are also officers or employees of Dean Investment
Associates,  LLC (formerly  C.H.  Dean &  Associates,  Inc.) (the Adviser) or of
Unified Fund Services, Inc. (UFS), the administrative services agent, transfer and shareholder servicing agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an advisory agreement. In accordance with the advisory agreement, the Adviser is entitled to an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Large
Cap Value Fund, the Small Cap Value Fund and the Balanced Fund and 1.25% of the average daily net assets of the International Fund. As of September 30, 2004, the Advisor was owed $10,956 and $27,317 from the Small Cap and International
Funds,  respectively.  As of  September  30,  2004,  the Advisor owed $1,483 and
$5,805 to the Large Cap and Balanced Funds, respectively.

Newton Capital Management Ltd. (Newton Capital) has been retained by the Adviser to manage the investments of the International Fund. The Adviser (not the Fund) pays Newton Capital a fee for its services equal to the annual rate of 0.50% of the Fund's average daily net assets.

Pursuant to an Expense Limitation Agreement between the Adviser and the Trust, the Adviser waived a portion of its advisory fees for each Fund to the extent that the Fund's operating expenses exceeded the applicable operating expense limit amount during the six month period ended September 30, 2004. There is no obligation for the Trust to repay the amounts of the advisory fees waived. The
Adviser waived fees of $33,768 for the Large Cap Value Fund, $21,185 for the Small Cap Value Fund, $33,321 for the Balanced Fund, and $58,794 for the
International Fund during the six months ending September 30, 2004. The operating expense limit with respect to each class of each Fund is based on a percentage of the average daily net assets of each class of each Fund as follows:

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2004 (Unaudited)

          FUND               CLASS            MAXIMUM OPERATING
                                                EXPENSE LIMIT
---------------------      --------           ------------------

Large Cap Value Fund       Class A                    1.85%
Large Cap Value Fund       Class C                    2.60%
Small Cap Value Fund       Class A                    1.85%
Small Cap Value Fund       Class C                    2.60%
Balanced Fund              Class A                    1.85%
Balanced Fund              Class C                    2.60%
International Fund         Class A                    2.10%
International Fund         Class C                    2.85%

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004  (UNAUDITED)
--------------------------------------------------------------------------------

ADMINISTRATION AGREEMENT
Under  the  terms  of  a  Mutual  Fund   Services   Agreement,   UFS  serves  as
administrative services agent for the Trust. UFS supplies non-investment related administrative  and  compliance  services  for the  Funds.  UFS  supervises  the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange  Commission and state  securities  commissions,  and materials  for  meetings  of the  Board of  Trustees.  For these  services,  UFS receives a monthly  fee from each Fund at an annual rate of 0.09% on its average daily net assets up to $100 million,  0.06% on the next $150 million of such net assets,  and 0.03% on such net  assets in excess of $250  million,  subject to a
$15,000  minimum annual fee for each Fund. In addition each Fund pays additional expenses  including,  but not limited to, fees for federal and state  securities registration.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT
Under the terms of the Mutual Fund  Services  Agreement,  UFS serves as transfer and shareholder servicing agent for the Trust. UFS maintains the records of each
shareholder's   account,   answers  shareholder  inquires  concerning  accounts,
processes  purchases and redemptions of the Funds' shares,  acts as dividend and
distribution   disbursing  agent  and  performs  other   shareholder   servicing
functions.  For these  services,  UFS receives a monthly fee of $1.30 per active shareholder  account,  subject to a $1,000 minimum monthly fee for each class of each Fund.  The Trust also receives a 50% discount for a share class with assets up to $2  million  and 25% for a  share  class  with  assets  between  $2 and $5 million.  There is no discount for a share class with assets over $5 million. In addition,  each Fund pays out-of-pocket expenses including,  but not limited to, postage and supplies.  For the six months ended  September 30, 2004,  each share class accrued transfer agent and shareholder servicing fees as follows:

           FUND                  CLASS      TRANSFER AGENT AND
                                           SHAREHOLDER SERVICING
                                                   FEES
----------------------------  ------------  --------------------

Large Cap Value Fund          Class A                  $ 11,718
Large Cap Value Fund          Class C                       790
Small Cap Value Fund          Class A                    14,570
Small Cap Value Fund          Class C                       599
Balanced Fund                 Class A                    10,982
Balanced Fund                 Class C                       794
International Fund            Class A                    11,463
International Fund            Class C                       714

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Mutual Fund Services Agreement, UFS serves as accounting services agent for the Trust. UFS calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, UFS receives a monthly fee from each Fund at a rate of 0.05% of its average daily net assets up to $100 million, 0.04% of the next $150 million of such net assets, and 0.03% of such net assets in excess of $250 million, subject to $26,000 minimum annual fees for each Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by UFS in obtaining valuations of such Fund's portfolio securities.


DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004  (UNAUDITED)
--------------------------------------------------------------------------------
UNDERWRITING AGREEMENT
2480 Securities,  LLC (the Underwriter),  an affiliate of the Adviser, serves as principal underwriter for the Funds and, as such, is the exclusive agent for the distribution  of  shares  of the  Funds.  Under  the  terms of the  Underwriting
Agreement between the Trust and the Underwriter,  the Underwriter earned $0, $7,
$0, and $225 fees,  from  underwriting  and  broker  commissions  on the sale of shares of the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund,
and the International Fund, respectively,  during the six months ended September
30, 2004.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which Class A shares may directly incur or reimburse the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of each Fund's average daily net assets attributable to such shares. For the six months ended September 30, 2004, Class
A shares of each Fund did not incur any distribution expenses.

The Trust also has a Plan of Distribution (Class C Plan), which provides for two categories of payments. First, the Class C Plan provides for the payment to the Underwriter, dealers and other organizations in an amount not to exceed 0.25% per year of each Fund's average daily net assets attributable to Class C shares for certain account maintenance and service fees. In addition, the Class C shares may directly incur or reimburse the Underwriter in an amount not to exceed 0.75% per year of each Fund's average daily net assets attributable to Class C shares for certain distribution-related expenses incurred in the distribution and promotion of the Fund's Class C shares. For the six months ended September 30, 2004, Class C shares of each Fund did not incur any distribution expenses.

5. INVESTMENT TRANSACTIONS

Investment transactions, other than short-term investments, were as follows for the six month period ended September 30, 2004:

-----------------------------------------------------------------------------------------------------------------
                                                        LARGE CAP      SMALL CAP      BALANCED    INTERNATIONAL
                                                       VALUE FUND     VALUE FUND       FUND           FUND
-----------------------------------------------------------------------------------------------------------------

Purchases of portfolio securities                     $ 1,665,342     $ 6,953,764   $ 1,071,071    $ 5,830,860
Purchases of U.S. government obligations                        -               -       223,594              -
                                                     ============================================================

Proceeds from sales and maturities
     of portfolio securities                          $ 2,334,841     $ 7,752,699   $ 2,205,437    $ 5,102,096
Proceeds from sales and maturities of U.S.
     government obligations                                     -               -       150,000              -
-----------------------------------------------------============================================================

A complete schedule of portfolio holdings for the Funds will be filed with the U.S. Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov. In addition, the Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004  (UNAUDITED)
--------------------------------------------------------------------------------
6. FOREIGN CURRENCY TRANSLATION

With respect to the International Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

7. RISK ASSOCIATED WITH FOREIGN SECURITIESs

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the International
Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions (a cross-hedge occurs when forward foreign currency contracts are executed for a currency that has a high correlation with the currency that is being hedged). The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchanges rates at the dates of entry into the contracts and the forward foreign exchange rates at the reporting date, is included in the

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004  (UNAUDITED)
--------------------------------------------------------------------------------
Statement of Assets and Liabilities. Realized and unrealized gains or losses are included in the Fund's  Statement of  Operations.  Risks may arise upon entering into these contracts from the potential  inability of counterparties to meet the terms of their  contracts  and from  unanticipated  movements  in the value of a foreign currency relative to the U.S. dollar. These contracts may involve market or credit risk in excess of the amounts  reflected  on the Fund's  statement  of assets and liabilities.

As of September 30, 2004, the  International  Fund had forward foreign  currency exchange contracts outstanding as follows:
-----------------------------------------------------------------------------------------------------------
                                                                                        NET APPRECIATION
            SETTLEMENT                                                                  (DEPRECIATION)
               DATE                       TO DELIVER                TO RECEIVE          IN U.S. DOLLARS
-----------------------------------------------------------------------------------------------------------

11/15/04                                         346,000 USD              293,918 EUR             $ 18,591
                                                                                      ---------------------

Total appreciation on contracts                                                                   $ 18,591
                                                                                      =====================
------------------------------------------------------------------------------------------------------------
EUR - Euro Dollar         USD - U.S. Dollar

9. PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the 12-month period ended June 30, 2004, are available, without charge, upon request by calling 1-800-327-3656 or on the SEC's website at http://www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

None

Item 10.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Dean Family of Funds
By
*__/s/ Stephen M. Miller________________________________________________________
         Stephen M. Miller, President

Date _12/6/04___________________________________________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*____/s/ Stephen M. Miller______________________________________________________
         Stephen M. Miller, President

Date___12/6/04__________________________________________________________________

By
*____/s/ Debra E. Rindler______________________________________________________
         Debra E. Rindler, Secretary and Treasurer

Date__12/6/04__________________________________________________________________